As filed with the Securities and Exchange Commission on June 30, 2000

                                            Registration No. 333-425
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                            -----------------------

                                    FORM S-6
                       Post-Effective Amendment No. 8 to
                          Registration Statement Under
                           THE SECURITIES ACT OF 1933

                             ----------------------

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                             (Exact name of trust)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                              (Name of depositor)

                               JOHN HANCOCK PLACE
                          BOSTON, MASSACHUSETTS 02117
         (Complete address of depositor's principal executive offices)

                              --------------------

                            RONALD J. BOCAGE, ESQ.
                   JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                       JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)

                              --------------------

                                    Copy to:
                            THOMAS C. LAUERMAN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                            Washington, D.C.  20036

                              --------------------

It is proposed that this filing become effective(check appropriate box)

 / / immediately upon filing pursuant to paragraph (b) of Rule 485
 --

 /X/ on June 30, 2000 pursuant to paragraph (b) of Rule 485
 --
 / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
 --
 / / on (date) pursuant to paragraph (a)(1) of Rule 485
 --

If appropriate check the following box

 / / this post-effective amendment designates a new effective date for a
 --
previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                                    PART II

                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                       REPRESENTATION OF REASONABLENESS

      John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                    UNDERTAKING REGARDING INDEMNIFICATION

      Pursuant to Section X of JHVLICO's Bylaws and Section 67 of the Massachusetts Business Corporation Law, JHVLICO indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of JHVLICO.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following Papers and Documents:

      The facing sheet.

      The supplement to prospectuses each consisting of __ pages.

      The undertaking regarding indemnification.

      The undertaking to file reports.

      The signatures.

      The following exhibits:

1.A. (1) JHVLICO Board Resolution establishing the separate account, included in the initial filing of this registration statement, filed January 25, 1996.

     (2)  Not Applicable.

     (3) (a) Form of Distribution and Servicing Agreement by and among John Hancock Distributors, Inc., John Hancock Mutual Life Insurance Company, and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 33-15075) filed April 18, 1997.

          (b) Specimen Variable Contracts Selling Agreement between John Hancock Mutual Life Insurance Company and Selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 33-15075) filed April 18, 1997.

          (c) Schedule of sales commissions included in the text under the heading "Distribution of Policies" in the prospectus.

     (4)  Not Applicable

     (5) Form of flexible premium variable life insurance policy, included in Pre-Effective Amendment No.1 to this registration statement, filed July 25, 1996.

     (6) (a) JHVLICO Certificate of Incorporation, included in the initial filing of this registration statement, filed January 25, 1996.

          (b) JHVLICO By-laws, included in the initial filing of this registration statement, filed January 25, 1996.


     (7)  Not Applicable.

     (8) (a) Participation Agreement Among Templeton Variable Products Series Fund, Franklin Templeton distributors, Inc. and John Hancock Life Insurance Company, John Hancock Variable Life Insurance company, and Investors Partner Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

          (b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

          (c) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

          (d) Participation Agreement Among MFS Variable Insurance Trust, John Hancock Mutual Life Insurance Company and Massachusetts Financial Services Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

          (e) Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., John Hancock Mutual Life Insurance Company and Certain Of Its Affiliated Insurance Companies, Each On Behalf Of Itself And Its Separate Accounts, And John Hancock Funds, Inc., filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

     (9)  Not Applicable.

     (10) Forms of individual and master applications for Policy, included in Pre-Effective Amendment No.1 to this registration statement, filed July 25, 1996.

     (11) Not Applicable.  The Registrant invests only in shares of open-end
                           Funds.

2.  Included as exhibit 1.A(5) above.

3. Opinion and consent of counsel as to securities being registered, included in Pre-Effective Amendment No.1 to this registration statement, filed July 27, 1997.

4.   Not Applicable

5.   Not Applicable

6.   Opinion and consent of actuary.

7.   Consent of independent auditors.

8. Memorandum describing JHVLICO's issuance, transfer and redemption procedures for the flexible premium policy pursuant to Rule 6e-3(T)(b)(12)(iii), included in Pre-Effective Amendment No.1 to this registration statement, filed July 27, 1997.

9. Powers of attorney for Tomlinson, D'Alessandro, Luddy, Lee, Reitano, Van Leer and Paster, included in the initial filing of this registration statement, filed January 25, 1996. Power of Attorney for Ronald J. Bocage, incorporated by reference from Form 10-K annual report of John Hancock Variable Life Insurance Company (File No. 33-62895) filed March 28, 1997. Powers of Attorney for Bruce M. Jones and Paul Strong, incorporated by reference from the Post-Effective Amendment No. 2 to File No. 333-81127, filed May 4, 2000.

10. Representations, Description and Undertaking pursuant to Rule 6e-3(T)(b)(13)(iii)(F) under the Investment Company Act of 1940, included in the initial filing of this registration statement, filed January 25, 1996.

11. Exemptive Relief Relied Upon, included in the initial filing of this registration statement, filed January 25, 1996.

12.  Representation of Counsel pursuant to Rule 485(b).

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 30th day of June, 2000.

                                 JOHN HANCOCK VARIABLE LIFE
                                 INSURANCE COMPANY

(SEAL)

                                     By  /s/ MICHELE G. VAN LEER
                                         -----------------------
                                         Michele G. Van Leer
                                         President



Attest:    /s/ PETER H. SCAVONGELLI
           -------------------------
           Peter H. Scavongelli
           Secretary

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 30th day of June, 2000.


                         On behalf of the Registrant

                 By John Hancock Variable Life Insurance Company
                                  (Depositor)



(SEAL)



                                 By  /s/ Michele G. Van Leer
                                     -----------------------
                                     Michele G. Van Leer
                                     President



Attest   /s/ PETER H. SCAVONGELLI
         ------------------------
         Peter H. Scavongelli
         Secretary

                         SUPPLEMENT DATED JUNE 30, 2000

                                       TO

                         PROSPECTUSES DATED MAY 1, 2000



This Supplement is intended to be distributed with all prospectuses dated May 1, 2000 for certain variable life insurance policies issued by John Hancock Variable Life Insurance Company (the "Product Prospectuses"). The policies involved bear the title "Variable Estate Protection", "Variable Estate Protection II", "Majestic Variable Estate Protection", "Majestic Variable Estate Protection 98", "Medallion Executive Variable Life", "Medallion Executive Variable Life III", "Majestic Variable Universal Life", "Majestic Variable Universal Life 98", or "Variable Master Plan Plus" and contain the following investment options: Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation and Clifton Enhanced U.S. Equity. This Supplement contains amendments to the Product Prospectuses and to the prospectuses for two of the underlying Trusts. (The term "Trusts" is defined on page 2 of the Product Prospectuses).

                           __________________________


                            GUIDE TO THIS SUPPLEMENT
                            ------------------------



 . Page 2 contains amendments to the Product Prospectuses relating to the addition of four new investment options and the addition of a new subadviser for the Real Estate Equity Fund.

 . Pages 3 through 36 adds unaudited financial statements of John Hancock
  Variable Life Insurance Company and John Hancock Variable Life Account S for the three month period ended March 31, 2000 to the Product Prospectuses. None of the financial statements contained in this supplement have been audited by independent auditors.

 . Pages 38 through 41 contain information that is added to the prospectus for the John Hancock Variable Series Trust I. The pages describe two new fund choices - - the American Leaders Large Cap Value Fund and the Core Bond Fund.

 . Pages 42 and 43 replace the pages in the prospectus for the John Hancock
  Variable Series Trust I that describe the Real Estate Equity Fund. Pages 42 and 43 describe a new "multi-manager" approach for the Real Estate Equity Fund.

 . After page 44 are the prospectuses for the two new fund choices of the Janus
  Aspen Series (Service Shares Class).

                       AMENDMENTS TO PRODUCT PROSPECTUSES
                       ----------------------------------


   (1) The table on the cover page of each Product Prospectus is amended to add Morgan Stanley Dean Witter Investment Management Inc. as an additional manager of the Real Estate Equity investment option and to include the following new investment options:

     VARIABLE INVESTMENT OPTION            MANAGED BY
     --------------------------            ----------
     --------------------------------------------------------------------
       American Leaders Large Cap Value    Federated Investment
         CapValue Value. . . . . . . . .    Management Company
       Janus Aspen Global Technology . .   Janus Capital Corporation.
       Janus Aspen Worldwide Growth  . .   Janus Capital Corporation
       Core Bond . . . . . . . . . . . .   Federated Investment
                                            Management Company
     --------------------------------------------------------------------


     (2) The second paragraph on page 2 of each Product Prospectus is amended to read as follows:

                 When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the AIM Variable Insurance Funds, the Templeton Variable Products Series Fund, Fidelity's Variable Insurance Products Fund and Variable Insurance Products Fund II, the Janus Aspen Series (Service Shares Class), and the MFS Variable Insurance Trust (together, "the Trusts"). In this prospectus, the investment
    options of the Trusts are referred to as "funds".   In the prospectuses for
    the Trusts, the investment options may be referred to as "funds", "portfolios" or "series".

     (3) The fund expense table appearing in the section of each Product Prospectus entitled "What charges will the Trusts deduct from my investment in the policy?" is amended to include the following:

                                               Investment  Distribution and  Other Operating  Total Fund   Other Operating
                                               Management      Service        Expenses With   Operating     Expenses Absent
     Fund Name                                     Fee       (12b-1) Fees     Reimbursement    Expenses      Reimbursement
     JOHN HANCOCK VARIABLE SERIES TRUST I
      (NOTE 1):
     American Leaders Large Cap Value  . . .     0.80%           N/A              0.10%         0.90%            N/A
     Core Bond . . . . . . . . . . . . . . .     0.70%           N/A              0.10%         0.80%            N/A

     JANUS ASPEN SERIES (SERVICE SHARES)
      (NOTE 6):
     Janus Aspen Global Technology . . . . .     0.65%          0.25%             0.13%         1.03%           0.13%
     Janus Aspen Worldwide Growth  . . . . .     0.65%          0.25%             0.05%         0.95%           0.05%



    NOTES TO FUND EXPENSE TABLE
    (1) John Hancock Variable Series Trust I funds' percentages reflect management fees and other fund expenses based on the allocation methodology and expense reimbursement policy adopted April 23, 1999.
       Under the policy, John Hancock Life Insurance Company voluntarily reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. The percentages for the American Leaders Large Cap Value Fund and the Core Bond Fund are estimates because the funds were not in operation prior to the date of this prospectus.

    (6) The percentages for the new Service Shares Class of the Janus Aspen Global Technology Fund and the Janus Aspen Worldwide Growth Fund are estimates because the Service Shares Class was not in operation in 1999.
       All such estimates have been made without regard to the effect of any expense offset arrangements.

                         UNAUDITED FINANCIAL STATEMENTS

                                      FOR

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                               FIRST QUARTER 2000

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF FINANCIAL POSITION


                                                           (Unaudited)
                                                      March 31     December 31
                                                        2000          1999
                                                      ----------  -------------
                                                          (In millions)
ASSETS
Bonds . . . . . . . . . . . . . . . . . . . . . . .   $ 1,276.6    $ 1,216.3
  Preferred stocks  . . . . . . . . . . . . . . . .        35.6         35.9
  Common stocks . . . . . . . . . . . . . . . . . .         1.7          3.2
  Investment in affiliates  . . . . . . . . . . . .        81.3         80.7
Mortgage loans on real estate . . . . . . . . . . .       429.0        433.1
Real estate . . . . . . . . . . . . . . . . . . . .        24.8         25.0
Policy loans  . . . . . . . . . . . . . . . . . . .       181.8        172.1
Cash Items:
  Cash in banks . . . . . . . . . . . . . . . . . .        (3.3)        27.2
  Temporary cash investments  . . . . . . . . . . .       309.4        222.9
                                                      ---------    ---------
                                                          306.1        250.1
Premiums due and deferred . . . . . . . . . . . . .        23.1         29.9
Investment income due and accrued . . . . . . . . .        35.7         33.2
Other general account assets  . . . . . . . . . . .        52.3         65.3
Assets held in separate accounts  . . . . . . . . .     8,597.7      8,268.2
                                                      ---------    ---------
TOTAL ASSETS  . . . . . . . . . . . . . . . . . . .   $11,045.7    $10,613.0
                                                      =========    =========
OBLIGATIONS AND STOCKHOLDER'S EQUITY
OBLIGATIONS
  Policy reserves . . . . . . . . . . . . . . . . .   $ 1,945.6    $ 1,866.6
  Federal income and other taxes payable  . . . . .        73.6         67.3
  Other general account obligations . . . . . . . .       232.1        219.0
  Transfers from separate account, net  . . . . . .      (225.7)      (221.6)
  Asset valuation reserve . . . . . . . . . . . . .        18.8         23.1
  Obligations related to separate accounts  . . . .     8,590.9      8,261.6
                                                      ---------    ---------
TOTAL OBLIGATIONS . . . . . . . . . . . . . . . . .    10,635.3     10,216.0
STOCKHOLDER'S EQUITY
  Common Stock, $50 par value; authorized 50,000
    shares; issued and outstanding 50,000 shares  .         2.5          2.5
  Paid-in capital . . . . . . . . . . . . . . . . .       572.4        572.4
  Unassigned deficit  . . . . . . . . . . . . . . .      (164.5)      (177.9)
                                                      ---------    ---------
TOTAL STOCKHOLDER'S EQUITY  . . . . . . . . . . . .       410.4        397.0
                                                      ---------    ---------
TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY  . . . .   $11,045.7    $10,613.0
                                                      =========    =========



See condensed notes to the financial statements (unaudited).

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT


                                                             (Unaudited)
                                                          Three months ended
                                                               March 31
                                                          -------------------
                                                            2000       1999
                                                          ---------  ----------
                                                             (In millions)
INCOME
  Premiums  . . . . . . . . . . . . . . . . . . . . . .   $ 231.3     $223.6
  Net investment income . . . . . . . . . . . . . . . .      39.6       32.5
  Other, net  . . . . . . . . . . . . . . . . . . . . .     132.4      145.3
                                                          -------     ------
                                                            403.3      401.4
BENEFITS AND EXPENSES
  Payments to policyholders and beneficiaries . . . . .      89.2       80.3
  Additions to reserves to provide for future payments
    to policyholders and
    beneficiaries . . . . . . . . . . . . . . . . . . .     216.3      238.2
  Expenses of providing service to policyholders and
    obtaining new insurance . . . . . . . . . . . . . .      73.5       75.7
  State and miscellaneous taxes . . . . . . . . . . . .       7.6        2.8
                                                          -------     ------
                                                            386.6      397.0
                                                          -------     ------
     GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES
      AND NET REALIZED CAPITAL GAINS (LOSSES) . . . . .      16.7        4.4
Federal income taxes  . . . . . . . . . . . . . . . . .       4.7        1.0
                                                          -------     ------
     GAIN FROM OPERATIONS BEFORE NET REALIZED CAPITAL
      GAINS (LOSSES)  . . . . . . . . . . . . . . . . .      12.0        3.4
Net realized capital gains (losses) . . . . . . . . . .       0.4       (1.5)
                                                          -------     ------
     NET INCOME . . . . . . . . . . . . . . . . . . . .      12.4        1.9
Unassigned deficit at beginning of period . . . . . . .    (177.9)     (49.2)
Net unrealized capital gains (losses) and other
 adjustments. . . . . . . . . . . . . . . . . . . . . .       1.1        0.3
Other reserves and adjustments  . . . . . . . . . . . .      (0.1)      (4.2)
                                                          -------     ------
UNASSIGNED DEFICIT AT END OF PERIOD . . . . . . . . . .   $(164.5)    $(51.2)
                                                          =======     ======



See condensed notes to the financial statements (unaudited).

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS


                                                             (Unaudited)
                                                         Three months ended
                                                              March 31
                                                         -------------------
                                                           2000        1999
                                                         ---------  -----------
                                                            (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Insurance premiums . . . . . . . . . . . . . . . . .   $ 241.4     $ 225.3
  Net investment income  . . . . . . . . . . . . . . .      37.2        29.9
  Benefits to policyholders and beneficiaries  . . . .     (79.6)      (70.8)
  Dividends paid to policyholders  . . . . . . . . . .      (6.4)       (6.1)
  Insurance expenses and taxes . . . . . . . . . . . .     (91.9)     (107.8)
  Net transfers to separate accounts . . . . . . . . .    (141.4)     (182.0)
  Other, net . . . . . . . . . . . . . . . . . . . . .     134.4       175.7
                                                         -------     -------
     NET CASH PROVIDED FROM OPERATIONS . . . . . . . .      93.7        64.2
                                                         -------     -------
CASH FLOWS USED IN INVESTING ACTIVITIES:
  Bond purchases . . . . . . . . . . . . . . . . . . .    (157.5)      (71.3)
  Bond sales . . . . . . . . . . . . . . . . . . . . .      73.5         8.7
  Bond maturities and scheduled redemptions  . . . . .      18.9        18.8
  Bond prepayments . . . . . . . . . . . . . . . . . .       2.6         3.2
  Stock purchases  . . . . . . . . . . . . . . . . . .      (0.4)       (0.2)
  Proceeds from stock sales  . . . . . . . . . . . . .       1.2         1.5
  Real estate purchases  . . . . . . . . . . . . . . .      (0.1)       (0.9)
  Real estate sales  . . . . . . . . . . . . . . . . .       0.0        10.4
  Other invested assets purchases  . . . . . . . . . .      (0.1)        0.0
  Proceeds from the sale of other invested assets  . .       0.0         0.0
  Mortgage loans issued  . . . . . . . . . . . . . . .      (4.3)      (23.4)
  Mortgage loan repayments . . . . . . . . . . . . . .       8.4         5.2
  Other, net . . . . . . . . . . . . . . . . . . . . .      20.1        (2.8)
                                                         -------     -------
     NET CASH USED IN INVESTING ACTIVITIES . . . . . .     (37.7)      (50.8)
                                                         -------     -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Net increase (decrease) in short-term note payable .      (0.0)      (32.3)
                                                         -------     -------
     NET CASH PROVIDED FROM FINANCING ACTIVITIES . . .      (0.0)      (32.3)
                                                         -------     -------
INCREASE (DECREASE) IN CASH AND TEMPORARY CASH
 INVESTMENTS . . . . . . . . . . . . . . . . . . . . .      56.0       (18.9)
Cash and temporary cash investments at beginning of
 year. . . . . . . . . . . . . . . . . . . . . . . . .     250.1        19.9
                                                         -------     -------
CASH AND TEMPORARY CASH INVESTMENTS AT THE END OF
 PERIOD. . . . . . . . . . . . . . . . . . . . . . . .   $ 306.1     $   1.0
                                                         =======     =======



See condensed notes to the financial statements (unaudited).

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY


                                         Common  Paid-in  Unassigned
                                         Stock   Capital   Deficit     Total
                                         ------  -------  ----------  ---------
                                                    (In millions)
For the three months ended March 31,
 1999 (unaudited)
Balance at January 1, 1999 . . . . . .    $2.5   $377.5    $ (49.2)    $330.8
1999 Transactions:
  Capital contribution . . . . . . . .
  Net gain . . . . . . . . . . . . . .                         1.9        1.9
  Net unrealized capital gains and
    other adjustments  . . . . . . . .                         0.3        0.3
  Other reserves and adjustments . . .                        (4.2)      (4.2)
                                          ----   ------    -------     ------
Balance at March 31, 1999  . . . . . .    $2.5   $377.5    $ (51.2)    $328.8
                                          ====   ======    =======     ======
For the three months ended March 31,
 2000 (unaudited)
Balance at January 1, 2000 . . . . . .    $2.5   $572.4    $(177.9)    $397.0
2000 Transactions:
  Capital contribution . . . . . . . .
  Net gain . . . . . . . . . . . . . .                        12.4       12.4
  Net unrealized capital gains and
    other adjustments  . . . . . . . .                         1.1        1.1
  Provision for Litigation Reserve . .
  Other reserves and adjustments . . .                        (0.1)      (0.1)
                                          ----   ------    -------     ------
Balance at March 31, 2000  . . . . . .    $2.5   $572.4    $(164.5)    $410.4
                                          ====   ======    =======     ======



See condensed notes to the financial statements (unaudited).

NOTE 1--BASIS OF PRESENTATION

The accompanying unaudited interim financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners, which practices differ from generally accepted accounting principles (GAAP). Pursuant to Financial Accounting Standard Board Interpretation 40, "Applicability of General Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), as amended which was effective for 1996 financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP.

In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months period ended March 31, 2000 are not necessarily indicative of the results that may be expected for the year ended December 31, 2000.

                         UNAUDITED FINANCIAL STATEMENTS

                                      FOR

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               FIRST QUARTER 2000

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                 MARCH 31, 2000


                                                   INTERNATIONAL
                         LARGE CAP     SOVEREIGN      EQUITY        SMALL CAP
                           GROWTH        BOND          INDEX         GROWTH
                         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                        ------------  -----------  -------------  -------------
ASSETS
Cash  . . . . . . . .   $         --  $        --   $        --    $        --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .    138,526,150   34,068,646    35,829,658     39,276,504
Investments in shares
 of portfolios of M
 Fund Inc., at value              --           --            --             --
Receivable from:
 John Hancock Variable
  Series Trust I  . .         44,917      202,525        59,623             --
 M Fund Inc.  . . . .             --           --            --             --
                        ------------  -----------   -----------    -----------
Total assets  . . . .    138,571,067   34,271,171    35,889,281     39,276,504
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company . . . . . .             --           --            --             --
 M Fund Inc.  . . . .             --           --            --             --
Asset charges payable          1,390          284           378            437
                        ------------  -----------   -----------    -----------
Total liabilities . .          1,390          284           378            437
                        ------------  -----------   -----------    -----------
Net assets  . . . . .   $138,569,677  $34,270,887   $35,888,903    $39,276,067
                        ============  ===========   ===========    ===========




                         INTERNATIONAL    MID CAP     LARGE CAP       MONEY
                           BALANCED       GROWTH        VALUE        MARKET
                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                         -------------  -----------  -----------  -------------
ASSETS
Cash . . . . . . . . .    $       --             --           --            --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .      4,253,445     76,843,249   30,278,966    69,664,696
Investments in shares
 of portfolios of M
 Fund Inc., at value .            --             --           --            --
Receivable from:
 John Hancock Variable
  Series Trust I . . .        10,559             --       59,377        32,506
 M Fund Inc. . . . . .            --             --           --            --
                          ----------    -----------  -----------   -----------
Total assets . . . . .     4,264,004     76,843,249   30,338,343    69,697,202
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company. . . . . . .            --             --           --            --
 M Fund Inc. . . . . .            --             --           --            --
Asset charges payable .           43            798          295         2,517
                          ----------    -----------  -----------   -----------
Total liabilities . . .           43            798          295         2,517
                          ----------    -----------  -----------   -----------
Net assets . . . . . .    $4,263,961    $76,842,451  $30,338,048   $69,694,685
                          ==========    ===========  ===========   ===========



See accompany notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                 MARCH 31, 2000


                            MID CAP       SMALL/MID CAP  REAL ESTATE     GROWTH &
                             VALUE           GROWTH        EQUITY         INCOME
                           SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                        ----------------  -------------  -----------  --------------
ASSETS
Cash  . . . . . . . .   $             --  $          --  $        --   $         --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .         21,554,510      9,607,284   10,188,124    212,753,886
Investments in shares
 of portfolios of M
 Fund Inc., at value                  --             --           --             --
Receivable from:
 John Hancock Variable
  Series Trust I  . .                 --             --       94,477        199,984
 M Fund Inc.  . . . .                 --             --           --             --
                        ----------------  -------------  -----------   ------------
Total assets  . . . .         21,554,510      9,607,284   10,282,601    212,953,870
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company . . . . . .                 --
 M Fund Inc.  . . . .                 --             --           --             --
Asset charges payable                240            109           98          2,577
                        ----------------  -------------  -----------   ------------
Total liabilities . .                240            109           98          2,577
                        ----------------  -------------  -----------   ------------
Net assets  . . . . .   $     21,554,270  $   9,607,175  $10,282,503   $212,951,293
                        ================  =============  ===========   ============




                                      SHORT-TERM    SMALL CAP       INTERNATIONAL
                          MANAGED        BOND         VALUE         OPPORTUNITIES
                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT        SUBACCOUNT
                        ------------  -----------  -----------  ---------------------
ASSETS
Cash  . . . . . . . .   $         --  $        --  $        --   $                --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .    128,065,080   14,256,150   21,734,702           37,871,091
Investments in shares
 of portfolios of M
 Fund Inc., at value              --           --           --                   --
Receivable from:
 John Hancock Variable
  Series Trust I  . .        315,897       74,555       26,141                   --
 M Fund Inc.  . . . .             --           --           --                   --
                        ------------  -----------  -----------   ------------------
Total assets  . . . .    128,380,977   14,330,705   21,760,843           37,871,091
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company . . . . . .
 M Fund Inc.  . . . .             --           --           --                   --
Asset charges payable          1,930          114          249                  419
                        ------------  -----------  -----------   ------------------
Total liabilities . .          1,930          114          249                  419
                        ------------  -----------  -----------   ------------------
Net assets  . . . . .   $128,379,047  $14,330,591  $21,760,594   $       37,870,672
                        ============  ===========  ===========   ==================



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                 MARCH 31, 2000


                                                     TURNER         BRANDES
                            EQUITY       GLOBAL       CORE       INTERNATIONAL
                            INDEX         BOND       GROWTH         EQUITY
                          SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
                         ------------  ----------  -----------  ---------------
ASSETS
Cash . . . . . . . . .   $         --  $       --  $        --    $        --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value . . . . . . . .    166,904,694   6,665,704   26,408,892     20,618,593
Investments in shares
 of portfolios of M
 Fund Inc., at value .             --          --           --             --
Receivable from:
 John Hancock Variable
  Series Trust I . . .        148,551      24,942           --             --
 M Fund Inc. . . . . .             --          --           --             --
                         ------------  ----------  -----------    -----------
Total assets . . . . .    167,053,245   6,690,646   26,408,892     20,618,593
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company. . . . . . .             --          --           --             --
 M Fund Inc. . . . . .             --          --           --             --
Asset charges payable           1,756          84          252            177
                         ------------  ----------  -----------    -----------
Total liabilities  . .          1,756          84          252            177
                         ------------  ----------  -----------    -----------
Net assets . . . . . .   $167,051,489  $6,690,562  $26,408,640    $20,618,416
                         ============  ==========  ===========    ===========




                              FRONTIER                  EMERGING
                              CAPITAL      ENHANCED     MARKETS       GLOBAL
                            APPRECIATION  U.S. EQUITY    EQUITY       EQUITY
                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ------------  -----------  ----------  ------------
ASSETS
Cash  . . . . . . . . . .   $        --   $       --   $       --   $       --
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value  . . .    25,267,062    7,638,154    6,551,090    1,455,275
Investments in shares of
 portfolios of M Fund
 Inc., at value . . . . .            --           --           --           --
Receivable from:
 John Hancock Variable
  Series Trust I  . . . .            --           --           --           --
 M Fund Inc.  . . . . . .            --           --           --           --
                            -----------   ----------   ----------   ----------
Total assets    . . . . .    25,267,062    7,638,154    6,551,090    1,455,275
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance Company             --           --           --           --
 M Fund Inc.  . . . . . .            --           --           --           --
Asset charges payable . .           225           71           85           21
                            -----------   ----------   ----------   ----------
Total liabilities . . . .           225           71           85           21
                            -----------   ----------   ----------   ----------
Net assets  . . . . . . .   $25,266,837   $7,638,083   $6,551,005   $1,455,254
                            ===========   ==========   ==========   ==========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                 MARCH 31, 2000


                                                                       HIGH
                                              BOND     SMALL/MID      YIELD
                                             INDEX      CAP CORE       BOND
                                           SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                           ----------  ----------  ------------
ASSETS
Cash . . . . . . . . . . . . . . . . . .   $       --   $     --    $       --
Investments in shares of portfolios of
 John Hancock Variable Series Trust I, at
 value . . . . . . . . . . . . . . . . .    5,742,766    941,401     3,455,998
Investments in shares of portfolios of M
 Fund Inc., at value . . . . . . . . . .           --         --            --
Receivable from:
 John Hancock Variable Series Trust I  .       31,284         --        23,811
 M Fund Inc. . . . . . . . . . . . . . .           --         --            --
                                           ----------   --------    ----------
Total assets   . . . . . . . . . . . . .    5,774,050    941,401     3,479,809
LIABILITIES
Payable to:
 John Hancock Variable Life Insurance
  Company. . . . . . . . . . . . . . . .           --         --            --
 M Fund Inc. . . . . . . . . . . . . . .           --         --            --
Asset charges payable  . . . . . . . . .           73         11            40
                                           ----------   --------    ----------
Total liabilities  . . . . . . . . . . .           73         11            40
                                           ----------   --------    ----------
Net assets . . . . . . . . . . . . . . .   $5,773,977   $941,390    $3,479,769
                                           ==========   ========    ==========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      STATEMENTS OF OPERATIONS (UNAUDITED)

                       YEARS AND PERIODS ENDED MARCH 31,


                                                       LARGE CAP GROWTH SUBACCOUNT              SOVEREIGN BOND SUBACCOUNT
                                                  --------------------------------------  --------------------------------------
                                                     2000         1999          1998         2000          1999           1998
                                                  -----------  ------------  -----------  ------------  ------------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . . . .   $  100,009   $17,558,034   $ 6,312,073  $   450,283   $ 2,851,613    $2,190,901
 M Fund Inc.  . . . . . . . . . . . . . . . . .           --            --            --           --            --            --
                                                  ----------   -----------   -----------  -----------   -----------    ----------
Total investment income . . . . . . . . . . . .      100,009    17,558,034     6,312,073      450,283     2,851,613     2,190,901
Expenses:
 Mortality and expense risks  . . . . . . . . .      109,487       324,595       168,652       27,938       126,407        93,556
                                                  ----------   -----------   -----------  -----------   -----------    ----------
Net investment income (loss)  . . . . . . . . .       (9,478)   17,233,439     6,143,421      422,345     2,725,206     2,097,345
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)  . . . . . . . . .    1,487,863     5,003,007     1,750,881     (796,838)   (1,391,910)      185,230
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .    8,093,756    (2,053,672)    8,041,022      921,253    (1,837,190)     (378,058)
                                                  ----------   -----------   -----------  -----------   -----------    ----------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . . . .    9,581,619     2,949,335     9,791,903      124,415    (3,229,100)     (192,828)
                                                  ----------   -----------   -----------  -----------   -----------    ----------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .   $9,572,141   $20,182,774   $15,935,324  $   546,760   $  (503,894)   $1,904,517
                                                  ==========   ===========   ===========  ===========   ===========    ==========




                                               INTERNATIONAL EQUITY INDEX SUBACCOUNT        SMALL CAP GROWTH SUBACCOUNT
                                              --------------------------------------    ------------------------------------
                                                 2000           1999          1998         2000         1999          1998
                                              ------------  ------------  ------------  -----------  -----------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . .    $  83,362     $  936,475    $1,930,710   $       --   $ 3,697,955   $       --
 M Fund Inc.  . . . . . . . . . . . . . . .           --             --            --           --            --           --
                                               ---------     ----------    ----------   ----------   -----------   ----------
Total investment income . . . . . . . . . .       83,362        936,475     1,930,710           --     3,697,955           --
Expenses:
 Mortality and expense risks  . . . . . . .       32,246         81,058        45,651       39,242        60,221       22,593
                                               ---------     ----------    ----------   ----------   -----------   ----------
Net investment income . . . . . . . . . . .       51,116        855,417     1,885,059      (39,242)    3,637,734      (22,593)
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains . . . . . . . . . . . .      703,499        753,750       152,030    2,556,750     2,548,944       58,729
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . .     (708,302)     4,871,167        78,480    2,295,972     3,920,455    1,070,805
                                               ---------     ----------    ----------   ----------   -----------   ----------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . .       (4,803)     5,624,917       230,510    4,852,722     6,469,399    1,129,534
                                               ---------     ----------    ----------   ----------   -----------   ----------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . . .    $  46,313     $6,480,334    $2,115,569   $4,813,480   $10,107,133   $1,106,941
                                               =========     ==========    ==========   ==========   ===========   ==========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       YEARS AND PERIODS ENDED MARCH 31,


                        INTERNATIONAL BALANCED SUBACCOUNT         MID CAP GROWTH SUBACCOUNT
                        -----------------------------------  ------------------------------------
                           2000        1999         1998        2000         1999          1998
                        -----------  ----------  ----------  -----------  -----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $   27,773   $ 372,766   $  185,760  $       --   $ 6,491,783   $1,114,374
 M Fund Inc.  . . . .           --          --           --          --            --           --
                        ----------   ---------   ----------  ----------   -----------   ----------
Total investment
 income . . . . . . .       27,773     372,766      185,760          --     6,491,783    1,114,374
Expenses:
 Mortality and expense
  risks . . . . . . .        3,846      13,792        9,687      76,226       102,248       26,123
                        ----------   ---------   ----------  ----------   -----------   ----------
Net investment income
 (loss) . . . . . . .       23,927     358,974      176,073     (76,226)    6,389,535    1,088,251
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .      (39,660)     15,640       24,206   1,185,070     5,188,018      599,619
 Net unrealized
  appreciation
  (depreciation)
  during the period .     (121,758)   (173,912)     147,461    (706,164)   15,078,681    1,184,263
                        ----------   ---------   ----------  ----------   -----------   ----------
Net realized and
 unrealized gain
 (loss)
 on investments . . .     (161,418)   (158,272)     171,667     478,906    20,266,699    1,783,882
                        ----------   ---------   ----------  ----------   -----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ (137,491)  $ 200,702   $  347,740  $  402,680   $26,656,234   $2,872,133
                        ==========   =========   ==========  ==========   ===========   ==========




                             LARGE CAP VALUE SUBACCOUNT               MONEY MARKET SUBACCOUNT
                        ---------------------------------------  ---------------------------------
                           2000          1999          1998        2000        1999         1998
                        ------------  ------------  -----------  ---------  ----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $  168,440    $ 1,809,072   $   797,874  $ 943,328  $3,279,928   $1,854,829
 M Fund Inc.  . . . .           --             --            --         --          --           --
                        ----------    -----------   -----------  ---------  ----------   ----------
Total investment
 income . . . . . . .      168,440      1,809,072       797,874    943,328   3,279,928    1,854,829
Expenses:
 Mortality and expense
  risks . . . . . . .       23,961         88,877        41,415     74,486     291,398      167,813
                        ----------    -----------   -----------  ---------  ----------   ----------
Net investment income      144,479      1,720,195       756,459    868,842   2,988,530    1,687,016
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .     (117,101)       705,454       330,827         --          --           --
 Net unrealized
  appreciation
  (depreciation)
  during the period .     (612,964)    (2,181,112)      145,355         --          --           --
                        ----------    -----------   -----------  ---------  ----------   ----------
Net realized and
 unrealized gain
 (loss)
 on investments . . .     (730,065)    (1,475,658)      476,182         --          --           --
                        ----------    -----------   -----------  ---------  ----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ (585,586)   $   244,537   $ 1,232,641  $ 868,842  $2,988,530   $1,687,016
                        ==========    ===========   ===========  =========  ==========   ==========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       YEARS AND PERIODS ENDED MARCH 31,


                                                    MID CAP VALUE SUBACCOUNT             SMALL/MID CAP GROWTH SUBACCOUNT
                                              -------------------------------------   --------------------------------------
                                                 2000         1999         1998         2000          1999           1998
                                              -----------  -----------  ------------  ----------  -------------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . .   $       --   $  110,190   $   120,469   $      --   $  1,421,656    $   142,469
 M Fund Inc.  . . . . . . . . . . . . . . .           --           --            --          --             --             --
                                              ----------   ----------   -----------   ---------   ------------    -----------
Total investment income . . . . . . . . . .           --      110,190       120,469          --      1,421,656        142,469
Expenses:
 Mortality and expense risks  . . . . . . .       19,514       68,611        45,020       9,470         32,995         34,432
                                              ----------   ----------   -----------   ---------   ------------    -----------
Net investment income . . . . . . . . . . .      (19,514)      41,579        75,449      (9,470)     1,388,661        108,037
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)  . . . . . . .      402,063     (860,332)     (538,516)   (289,736)        13,375        232,246
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . .    1,245,582    1,757,919      (830,390)    892,135     (1,001,208)       236,333
                                              ----------   ----------   -----------   ---------   ------------    -----------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . .    1,647,645      897,587    (1,368,906)    602,399       (987,833)       468,579
                                              ----------   ----------   -----------   ---------   ------------    -----------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . . .   $1,628,131   $  939,166   $(1,293,457)  $ 592,929   $    400,828    $   576,616
                                              ==========   ==========   ===========   =========   ============    ===========




                                                      REAL ESTATE EQUITY SUBACCOUNT             GROWTH & INCOME SUBACCOUNT
                                                  -------------------------------------   --------------------------------------
                                                     2000        1999          1998          2000        1999            1998
                                                  -----------  ----------  -------------  ----------  ------------  --------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . . . .   $  205,861   $ 544,845   $    305,783   $  512,693  $23,565,679    $  9,266,175
 M Fund Inc.  . . . . . . . . . . . . . . . . .           --          --             --           --           --              --
                                                  ----------   ---------   ------------   ----------  -----------    ------------
Total investment income . . . . . . . . . . . .      205,861     544,845        305,783      512,693   23,565,679       9,266,175
Expenses:
 Mortality and expense risks  . . . . . . . . .        8,329      29,468         22,716      222,841      715,377         290,361
                                                  ----------   ---------   ------------   ----------  -----------    ------------
Net investment income . . . . . . . . . . . . .      197,532     515,377        283,067      289,852   22,850,302       8,975,814
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)  . . . . . . . . .     (213,163)   (735,504)      (454,979)     563,798    6,207,253       2,061,212
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .      349,789      80,925       (698,676)   2,749,417   (5,814,839)      7,759,307
                                                  ----------   ---------   ------------   ----------  -----------    ------------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . . . .      136,626    (654,579)    (1,153,655)   3,313,215      392,414       9,820,519
                                                  ----------   ---------   ------------   ----------  -----------    ------------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .   $  334,158   $(139,202)  $   (870,588)  $3,603,067  $23,242,716    $ 18,796,333
                                                  ==========   =========   ============   ==========  ===========    ============



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       YEARS AND PERIODS ENDED MARCH 31,


                                                       MANAGED SUBACCOUNT                  SHORT-TERM BOND SUBACCOUNT
                                              -------------------------------------  ---------------------------------------
                                                 2000         1999          1998          2000           1999         1998
                                              -----------  ------------  ----------  ---------------  -----------  ------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . .   $  979,108   $11,251,980   $3,606,186  $      213,418   $  957,614    $ 977,164
 M Fund Inc.  . . . . . . . . . . . . . . .           --            --           --              --           --           --
                                              ----------   -----------   ----------  --------------   ----------    ---------
Total investment income . . . . . . . . . .      979,108    11,251,980    3,606,186         213,418      957,614      977,164
Expenses:
 Mortality and expense risks  . . . . . . .      168,685       495,544      121,905           9,907       50,128       50,947
                                              ----------   -----------   ----------  --------------   ----------    ---------
Net investment income . . . . . . . . . . .      810,423    10,756,436    3,484,281         203,511      907,486      926,217
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)  . . . . . . .      (51,990)    2,233,258      278,186        (112,846)    (441,667)      24,740
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . .    1,363,763    (6,419,069)   1,791,231          68,551      (85,754)    (136,999)
                                              ----------   -----------   ----------  --------------   ----------    ---------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . .    1,311,773    (4,185,811)   2,069,417         (44,295)    (527,421)    (112,259)
                                              ----------   -----------   ----------  --------------   ----------    ---------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . . .   $2,122,196   $ 6,570,625   $5,553,698  $      159,216   $  380,065    $ 813,958
                                              ==========   ===========   ==========  ==============   ==========    =========




                                                                 INTERNATIONAL OPPORTUNITIES
                            SMALL CAP VALUE SUBACCOUNT                   SUBACCOUNT
                        ----------------------------------   ------------------------------------
                          2000        1999         1998         2000          1999         1998
                        ---------  -----------  -----------  ------------  ----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $ 93,270   $  409,324   $   47,350   $        --   $2,096,195   $  103,399
 M Fund Inc.  . . . .         --           --           --            --           --           --
                        --------   ----------   ----------   -----------   ----------   ----------
Total investment
 income . . . . . . .     93,270      409,324       47,350            --    2,096,195      103,399
Expenses:
 Mortality and expense
  risks . . . . . . .     20,424       64,613       33,335        34,751       90,191       50,003
                        --------   ----------   ----------   -----------   ----------   ----------
Net investment income
 (loss) . . . . . . .     72,486      344,711       14,015       (34,751)   2,006,004       53,396
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .     54,419     (979,002)      (9,919)    1,363,359    1,907,809      191,495
 Net unrealized
  appreciation
  (depreciation)
  during the period .    (47,196)     325,684     (523,693)   (1,275,014)   3,818,953    1,108,416
                        --------   ----------   ----------   -----------   ----------   ----------
Net realized and
 unrealized gain
 (loss) on investments     7,223     (653,318)    (533,612)       88,345    5,726,762    1,299,911
                        --------   ----------   ----------   -----------   ----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ 79,709   $ (308,607)  $ (519,597)  $    53,594   $7,732,766   $1,353,307
                        ========   ==========   ==========   ===========   ==========   ==========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       YEARS AND PERIODS ENDED MARCH 31,


                              EQUITY INDEX SUBACCOUNT             GLOBAL BOND SUBACCOUNT
                        -----------------------------------  ---------------------------------
                           2000        1999         1998       2000         1999         1998
                        ----------  -----------  ----------  ----------  -----------  ----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $  459,796  $ 5,839,023  $1,337,750  $  26,843   $  460,088    $303,545
 M Fund Inc.  . . . .           --           --          --         --           --          --
                        ----------  -----------  ----------  ---------   ----------    --------
Total investment
 income . . . . . . .      459,796    5,839,023   1,337,750     26,843      460,088     303,545
Expenses:
 Mortality and expense
  risks . . . . . . .      144,695      335,573     126,021      8,730       35,321      19,894
                        ----------  -----------  ----------  ---------   ----------    --------
Net investment income      315,101    5,503,450   1,211,729     18,113      424,767     283,651
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .    1,407,391    7,681,081     691,270   (240,729)    (204,675)     81,659
 Net unrealized
  appreciation
  (depreciation)
  during the period .    2,436,887    4,678,509   6,098,919    363,167     (433,526)     43,608
                        ----------  -----------  ----------  ---------   ----------    --------
Net realized and
 unrealized gain
 (loss)
 on investments . . .    3,844,278   12,359,590   6,790,189    122,438     (638,201)    125,267
                        ----------  -----------  ----------  ---------   ----------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $4,159,379  $17,863,040  $8,001,918  $ 140,551   $ (213,434)   $408,918
                        ==========  ===========  ==========  =========   ==========    ========




                                                                BRANDES INTERNATIONAL
                         TURNER CORE GROWTH SUBACCOUNT            EQUITY SUBACCOUNT
                        ---------------------------------  --------------------------------
                           2000         1999       1998      2000         1999        1998
                        -----------  ----------  --------  ----------  ----------  ----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $       --   $1,349,358  $     --  $      --   $  549,978   $     --
 M Fund Inc.  . . . .           --           --    84,940         --           --    358,080
                        ----------   ----------  --------  ---------   ----------   --------
Total investment
 income . . . . . . .           --    1,349,358    84,940         --      549,978    358,080
Expenses:
 Mortality and expense
  risks . . . . . . .       22,143       33,920     7,737     14,102       34,297     14,434
                        ----------   ----------  --------  ---------   ----------   --------
Net investment income
 (loss) . . . . . . .      (22,143)   1,315,438    77,203    (14,102)     515,681    343,646
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains .      868,800    1,038,462   156,278     52,962      507,727     89,337
 Net unrealized
  appreciation
  (depreciation)
  during the period .    1,770,438    1,626,646   562,620   (506,321)   3,486,097     91,915
                        ----------   ----------  --------  ---------   ----------   --------
Net realized and
 unrealized gain
 (loss)
 on investments . . .    2,639,238    2,665,108   718,898   (453,359)   3,993,824    181,252
                        ----------   ----------  --------  ---------   ----------   --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $2,617,095   $3,980,546  $796,101   (467,461)  $4,509,505   $524,898
                        ==========   ==========  ========  =========   ==========   ========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       YEARS AND PERIODS ENDED MARCH 31,


                          FRONTIER CAPITAL APPRECIATION          ENHANCED U.S. EQUITY
                                    SUBACCOUNT                        SUBACCOUNT
                        ----------------------------------   ----------------------------
                           2000         1999       1998        2000      1999       1998
                        -----------  ----------  ----------  --------  --------  ----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $       --   $  487,465  $      --   $     --  $532,067   $     --
 M Fund Inc.  . . . .           --           --     34,738         --        --     72,302
                        ----------   ----------  ---------   --------  --------   --------
Total investment
 income . . . . . . .           --      487,465     34,738         --   532,067     72,302
Expenses:
 Mortality and expense
  risks . . . . . . .       17,350       37,471     24,841      5,830    13,930      4,069
                        ----------   ----------  ---------   --------  --------   --------
Net investment income
 (loss) . . . . . . .      (17,350)     449,994      9,897      5,830   518,137     68,233
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .      466,929      624,068   (445,752)    55,792   264,436     87,723
 Net unrealized
  appreciation during
  the period  . . . .    2,840,905    3,431,408    432,064     31,920   151,562     89,677
                        ----------   ----------  ---------   --------  --------   --------
Net realized and
 unrealized gain
 (loss) on investments   3,307,834    4,055,476    (13,688)    87,712   415,998    177,400
                        ----------   ----------  ---------   --------  --------   --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $3,290,484   $4,505,470  $  (3,791)  $ 81,882  $934,135   $245,633
                        ==========   ==========  =========   ========  ========   ========




                                                                  EMERGING
                                                               MARKETS EQUITY                           GLOBAL EQUITY
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                   ---------------------------------------   -----------------------------------
                                                       2000           1999        1998*         2000         1999        1998*
                                                   --------------  -----------  -----------  -----------  ----------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I  . . . . .   $           --  $   137,724  $      522   $        --  $    6,063   $      491
 M Fund Inc. . . . . . . . . . . . . . . . . . .              --            --          --           --           --           --
                                                   -------------   -----------  ----------   ----------   ----------   ----------
Total investment income  . . . . . . . . . . . .              --       137,724         522           --        6,063          491
Expenses:
 Mortality and expense risks . . . . . . . . . .           6,661         5,465         387        1,101        1,859          339
                                                   -------------   -----------  ----------   ----------   ----------   ----------
Net investment income (loss) . . . . . . . . . .          (6,661)      132,259         135       (1,101)       4,204          152
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses) . . . . . . . . . .         841,365       663,998     (45,975)      27,715       82,873      (21,835)
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . . . . .        (423,198)      432,248       2,289        2,640       47,295        4,812
                                                   -------------   -----------  ----------   ----------   ----------   ----------
Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . . . . .         418,167     1,096,246     (43,686)      30,355      130,168      (17,023)
                                                   -------------   -----------  ----------   ----------   ----------   ----------
Net increase (decrease) in net assets resulting
 from operations . . . . . . . . . . . . . . . .   $     411,506   $ 1,228,505  $  (43,551)  $   29,254   $  134,372   $  (16,871)
                                                   =============   ===========  ==========   ==========   ==========   ==========




---------
*  From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       YEARS AND PERIODS ENDED MARCH 31,


                                                                    SMALL/MID
                                  BOND INDEX                         CAP CORE
                                  SUBACCOUNT                        SUBACCOUNT
                        -------------------------------   ------------------------------
                          2000       1999       1998*       2000       1999       1998*
                        ---------  ----------  ---------  ---------  ---------  -----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $ 98,655   $ 140,772   $ 23,842   $    124   $ 54,784    $     --
 M Fund Inc.  . . . .         --          --         --         --         --          --
                        --------   ---------   --------   --------   --------    --------
Total investment
 income . . . . . . .     98,655     140,772     23,842        124     54,784          --
Expenses:
 Mortality and expense
  risks . . . . . . .      6,322      10,636        937      1,222      2,073         535
                        --------   ---------   --------   --------   --------    --------
Net investment income
 (loss) . . . . . . .     92,333     130,136     22,905     (1,098)    52,711        (535)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .     (5,117)   (104,174)     1,002    106,765     65,733     (25,196)
 Net unrealized
  appreciation
  (depreciation)
  during
  the period  . . . .     48,121     (78,192)   (10,217)   (19,659)   (10,735)     18,718
                        --------   ---------   --------   --------   --------    --------
Net realized and
 unrealized gain
 (loss) on investments    43,004    (182,366)    (9,215)    87,106     54,998      (6,478)
                        --------   ---------   --------   --------   --------    --------
Net increase
 (decrease) in net
 assets resulting
 from operations  . .   $135,337   $ (52,230)  $ 13,690   $ 86,008   $107,709    $ (7,013)
                        ========   =========   ========   ========   ========    ========




                                                       HIGH YIELD
                                                          BOND
                                                       SUBACCOUNT
                                             --------------------------------
                                               2000        1999        1998*
                                             ----------  ----------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I  . .   $  85,793   $ 352,641    $ 88,721
 M Fund Inc. . . . . . . . . . . . . . . .          --          --          --
                                             ---------   ---------    --------
Total investment income  . . . . . . . . .      85,793     352,641      88,721
Expenses:
 Mortality and expense risks . . . . . . .       3,851      12,206       1,962
                                             ---------   ---------    --------
Net investment income  . . . . . . . . . .      81,942     340,435      86,759
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses) . . . . . . .     (16,585)     42,365      64,824
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . .    (189,115)   (139,659)    149,416
                                             ---------   ---------    --------
Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . .    (205,700)    (97,294)    214,240
                                             ---------   ---------    --------
Net increase (decrease) in net assets
 resulting from operations . . . . . . . .   $(123,758)  $ 243,141    $300,999
                                             =========   =========    ========




---------
*  From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                       YEARS AND PERIODS ENDED MARCH 31,


                                                LARGE CAP GROWTH SUBACCOUNT                   SOVEREIGN BOND SUBACCOUNT
                                         ------------------------------------------   ------------------------------------------
                                             2000           1999           1998           2000           1999            1998
                                         -------------  -------------  -------------  -------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)  . . . .   $     (9,478)  $ 17,233,439   $  6,143,421   $    422,895   $  2,725,206    $  2,097,345
 Net realized gains (losses) . . . . .      1,487,863      5,003,007      1,750,881       (796,838)    (1,391,910)        185,230
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . . . . . . .      8,093,756     (2,053,672)     8,041,022        921,253     (1,837,190)       (378,058)
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . .      9,572,141     20,182,774     15,935,324        547,310       (503,894)      1,904,517
From policyholder transactions:
 Net premiums from
  policyholders  . . . . . . . . . . .     26,306,668     75,667,981     29,859,648     11,781,689     74,595,720      38,567,292
 Net benefits to policyholders . . . .    (12,830,683)   (45,347,424)   (13,281,028)   (16,379,586)   (68,312,320)    (27,391,317)
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . . . . . . . . . . . .     13,475,985     30,320,557     16,578,620     (4,597,897)     6,283,400      11,175,975
Net increase (decrease) in net
 assets  . . . . . . . . . . . . . . .     23,048,126     50,503,331     32,513,944     (4,050,587)     5,779,506      13,080,492
Net assets at beginning of period  . .    115,521,551     65,018,220     32,504,276     38,321,474     32,541,967      19,461,475
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net assets at end of period  . . . . .   $138,569,677   $115,521,551   $ 65,018,220   $ 34,270,887   $ 38,321,473    $ 32,541,967
                                         ============   ============   ============   ============   ============    ============




                                        INTERNATIONAL EQUITY INDEX SUBACCOUNT               SMALL CAP GROWTH SUBACCOUNT
                                     --------------------------------------------   --------------------------------------------
                                         2000            1999            1998           2000           1999             1998
                                     -------------  ---------------  -------------  -------------  -------------  -----------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)  . .   $     51,116   $      855,417   $  1,885,059   $    (39,242)  $  3,637,734    $      (22,593)
 Net realized gains  . . . . . . .        703,499          753,750        152,030      2,556,750      2,548,944            58,729
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . . . . .       (708,302)       4,871,167         78,480      2,295,972      3,920,455         1,070,805
                                     ------------   --------------   ------------   ------------   ------------    --------------
Net increase in net assets
 resulting from operations . . . .         46,313        6,480,334      2,115,569      4,813,480     10,107,133         1,106,941
From policyholder transactions:
 Net premiums from
  policyholders  . . . . . . . . .     13,045,026       53,332,374     10,034,119     30,086,736     52,637,861        12,088,047
 Net benefits to policyholders . .    (10,401,110)     (39,209,664)    (8,344,107)   (26,646,977)   (40,800,272)       (6,621,834)
                                     ------------   --------------   ------------   ------------   ------------    --------------
Net increase in net assets
 resulting from policyholder
 transactions. . . . . . . . . . .      2,643,916       14,122,710      1,690,012      3,493,759     11,837,589         5,466,213
                                     ------------   --------------   ------------   ------------   ------------    --------------
Net increase in net assets . . . .      2,690,229       20,603,044      3,805,581      8,253,239     21,944,722         6,573,154
Net assets at beginning of period      33,198,674       12,595,630      8,790,049     31,022,828      9,078,106         2,504,952
                                     ------------   --------------   ------------   ------------   ------------    --------------
Net assets at end of period  . . .   $ 35,888,903   $   33,198,674   $ 12,595,630   $ 39,276,067   $ 31,022,828    $    9,078,106
                                     ============   ==============   ============   ============   ============    ==============



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       YEARS AND PERIODS ENDED MARCH 31,


                                            INTERNATIONAL BALANCED SUBACCOUNT
                                         ----------------------------------------
                                            2000           1999          1998
                                         ------------  -------------  ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)  . . . .   $    23,927   $    358,974   $   176,073
 Net realized gains (losses) . . . . .       (39,660)        15,640        24,206
 Net unrealized appreciation
  (depreciation) during
  the period . . . . . . . . . . . . .      (121,758)      (173,912)      147,461
                                         -----------   ------------   -----------
Net increase (decrease) in net assets
 resulting from operations . . . . . .      (137,491)       200,702       347,740
From policyholder transactions:
 Net premiums from policyholders . . .       845,554      6,295,052     3,163,316
 Net benefits to policyholders . . . .    (1,035,960)    (5,007,225)   (1,882,974)
                                         -----------   ------------   -----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . . . . . . . . . . . .      (190,406)     1,287,827     1,280,342
                                         -----------   ------------   -----------
Net increase (decrease) in net assets       (327,897)     1,488,529     1,628,082
Net assets at beginning of period  . .     4,591,858      3,103,327     1,475,245
                                         -----------   ------------   -----------
Net assets at end of period  . . . . .   $ 4,263,961   $  4,591,856   $ 3,103,327
                                         ===========   ============   ===========
                                                   MID CAP GROWTH SUBACCOUNT
                                         ---------------------------------------------
                                             2000            1999             1998
                                         --------------  --------------  ----------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)  . . . .   $     (76,226)  $   6,389,535    $   1,088,251
 Net realized gains (losses) . . . . .       1,185,070       5,188,018          599,619
 Net unrealized appreciation
  (depreciation) during                       (706,164)
  the period . . . . . . . . . . . . .   -------------      15,078,681        1,184,263
                                                         -------------    -------------
Net increase (decrease) in net assets          402,680      26,656,234        2,872,133
 resulting from operations . . . . . .
From policyholder transactions:
 Net premiums from policyholders . . .      26,745,210      65,183,285       11,323,614
 Net benefits to policyholders . . . .     (13,805,055)    (41,018,347)      (5,132,055)
                                         -------------   -------------    -------------
Net increase (decrease) in net assets
 resulting from policyholder                12,940,155
 transactions. . . . . . . . . . . . .   -------------      24,164,938        6,191,559
                                                         -------------    -------------
Net increase (decrease) in net assets       13,342,835      50,821,172        9,063,692
Net assets at beginning of period  . .      63,499,616      12,678,444        3,614,752
                                         -------------   -------------    -------------
Net assets at end of period  . . . . .   $  76,842,451   $  63,499,616    $  12,678,444
                                         =============   =============    =============




                                                LARGE CAP VALUE SUBACCOUNT
                                         ----------------------------------------
                                            2000           1999          1998
                                         ------------  -------------  ------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . .   $   144,479   $  1,720,195   $   756,459
 Net realized gains (losses) . . . . .      (117,101)       705,454       330,827
 Net unrealized appreciation
  (depreciation) during
  the period . . . . . . . . . . . . .      (612,964)    (2,181,112)      145,355
                                         -----------   ------------   -----------
Net increase (decrease) in net assets
 resulting from operations . . . . . .      (585,586)       244,537     1,232,641
From policyholder transactions:
 Net premiums from policyholders . . .     9,161,994     37,432,039    15,144,316
 Net benefits to policyholders . . . .    (5,345,277)   (27,199,179)   (4,937,583)
                                         -----------   ------------   -----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . . . . . . . . . . . .     3,816,717     10,232,860    10,206,733
                                         -----------   ------------   -----------
Net increase (decrease) in net assets      3,231,131     10,477,397    11,439,374
Net assets at beginning of period  . .    27,106,917     16,629,520     5,190,146
                                         -----------   ------------   -----------
Net assets at end of period  . . . . .   $30,338,048   $ 27,106,917   $16,629,520
                                         ===========   ============   ===========
                                                    MONEY MARKET SUBACCOUNT
                                         ---------------------------------------------
                                             2000            1999             1998
                                         --------------  --------------  ----------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . .   $     868,842   $   2,988,530    $   1,687,016
 Net realized gains (losses) . . . . .              --              --               --
 Net unrealized appreciation
  (depreciation) during                             --
  the period . . . . . . . . . . . . .   -------------              --               --
                                                         -------------    -------------
Net increase (decrease) in net assets          868,842       2,988,530        1,687,016
 resulting from operations . . . . . .
From policyholder transactions:
 Net premiums from policyholders . . .     217,361,930     890,376,545      340,377,358
 Net benefits to policyholders . . . .    (209,542,856)   (918,869,964)    (269,723,839)
                                         -------------   -------------    -------------
Net increase (decrease) in net assets
 resulting from policyholder                 7,819,074
 transactions. . . . . . . . . . . . .   -------------     (28,493,419)      70,653,519
                                                         -------------    -------------
Net increase (decrease) in net assets        8,687,916     (25,504,889)      72,340,535
Net assets at beginning of period  . .      61,006,769      86,511,658       14,171,123
                                         -------------   -------------    -------------
Net assets at end of period  . . . . .   $  69,694,685   $  61,006,769    $  86,511,658
                                         =============   =============    =============



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       YEARS AND PERIODS ENDED MARCH 31,


                                                 MID CAP VALUE SUBACCOUNT                 SMALL/MID CAP GROWTH SUBACCOUNT
                                         ----------------------------------------   -------------------------------------------
                                            2000           1999          1998           2000           1999             1998
                                         ------------  -------------  ------------  -------------  --------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)  . . . .   $   (19,514)  $     41,579   $    75,449   $     (9,470)  $   1,388,661    $    108,037
 Net realized gains (losses) . . . . .       402,063       (860,332)     (538,516)      (289,736)         13,375         232,246
 Net unrealized appreciation
  (depreciation) during
  the period . . . . . . . . . . . . .     1,245,582      1,757,919      (830,390)       892,135      (1,001,208)        236,333
                                         -----------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . .     1,628,131        939,166    (1,293,457)       592,929         400,828         576,616
From policyholder transactions:
 Net premiums from policyholders . . .     6,813,614     32,024,751    18,837,112      1,722,182      11,809,133       4,563,154
 Net benefits to policyholders . . . .    (6,026,008)   (29,579,995)   (7,855,945)    (2,633,767)     (9,775,543)     (6,481,542)
                                         -----------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . . . . . . . . . . . .       787,606      2,444,756    10,981,167       (911,585)      2,033,590      (1,918,388)
                                         -----------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets      2,415,737      3,383,922     9,687,710       (318,656)      2,434,418      (1,341,772)
Net assets at beginning of period  . .    19,138,533     15,754,611     6,066,901      9,925,831       7,491,413       8,833,185
                                         -----------   ------------   -----------   ------------   -------------    ------------
Net assets at end of period  . . . . .   $21,554,270   $ 19,138,533   $15,754,611   $  9,607,175   $   9,925,831    $  7,491,413
                                         ===========   ============   ===========   ============   =============    ============




                                               REAL ESTATE EQUITY SUBACCOUNT                 GROWTH & INCOME SUBACCOUNT
                                          ----------------------------------------   -------------------------------------------
                                             2000           1999          1998           2000           1999             1998
                                          ------------  -------------  ------------  -------------  --------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income    . . . . . . .   $   197,532   $    515,377   $   283,067   $    289,852   $  22,850,302    $  8,975,814
 Net realized gains (losses)  . . . . .      (213,163)      (735,504)     (454,979)       563,798       6,207,253       2,061,212
 Net unrealized appreciation
  (depreciation) during
  the period  . . . . . . . . . . . . .       349,789         80,925      (698,676)     2,749,417      (5,814,839)      7,759,307
                                          -----------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets
 resulting from operations  . . . . . .       334,158       (139,202)     (870,588)     3,603,067      23,242,716      18,796,333
From policyholder transactions:
 Net premiums from policyholders  . . .     5,164,186     22,699,314     6,964,604     20,391,023     196,639,863      60,975,616
 Net benefits to policyholders  . . . .    (4,454,487)   (18,093,640)   (5,513,221)   (20,568,695)   (106,763,955)    (31,360,866)
                                          -----------   ------------   -----------   ------------   -------------    ------------
Net increase in net assets resulting
 from policyholder transactions . . . .       709,699      4,605,674     1,451,383       (177,672)     89,875,908      29,614,750
                                          -----------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets .     1,043,857      4,466,472       580,795      3,425,395     113,118,624      48,411,083
Net assets at beginning of period . . .     9,238,646      4,772,174     4,191,379    209,525,898      96,407,275      47,996,192
                                          -----------   ------------   -----------   ------------   -------------    ------------
Net assets at end of period . . . . . .   $10,282,503   $  9,238,646   $ 4,772,174   $212,951,293   $ 209,525,899    $ 96,407,275
                                          ===========   ============   ===========   ============   =============    ============



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       YEARS AND PERIODS ENDED MARCH 31,


                                                     MANAGED SUBACCOUNT                       SHORT-TERM BOND SUBACCOUNT
                                          -----------------------------------------   ------------------------------------------
                                              2000           1999          1998           2000           1999            1998
                                          -------------  -------------  ------------  -------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income    . . . . . . .   $    810,423   $ 10,756,436   $ 3,484,281   $    203,511   $    907,486    $    926,217
 Net realized gains (losses)  . . . . .        (51,990)     2,233,258       278,186       (112,846)      (441,667)         24,740
 Net unrealized appreciation
  (depreciation) during
  the period  . . . . . . . . . . . . .      1,363,763     (6,419,069)    1,791,231         68,551        (85,754)       (136,999)
                                          ------------   ------------   -----------   ------------   ------------    ------------
Net increase in net assets resulting
 from operations  . . . . . . . . . . .      2,122,196      6,570,625     5,553,698        159,216        380,065         813,958
From policyholder transactions:
 Net premiums from policyholders  . . .      5,409,063    113,292,872    21,019,273      7,974,976     41,259,110      27,490,588
 Net benefits to policyholders  . . . .     (4,863,022)   (34,219,380)   (8,281,600)    (5,532,589)   (49,156,693)    (21,534,195)
                                          ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions . . . . . . . . . . . . .        546,041     79,073,492    12,737,673      2,442,387     (7,897,583)      5,956,393
                                          ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets .      2,668,237     85,644,117    18,291,371      2,601,603     (7,517,518)      6,770,351
Net assets at beginning of period . . .    125,710,810     40,066,692    21,775,321     11,728,988     19,246,506      12,476,155
                                          ------------   ------------   -----------   ------------   ------------    ------------
Net assets at end of period . . . . . .   $128,379,047   $125,710,809   $40,066,692   $ 14,330,591   $ 11,728,988    $ 19,246,506
                                          ============   ============   ===========   ============   ============    ============




                                            SMALL CAP VALUE SUBACCOUNT                  INTERNATIONAL OPERATIONS SUBACCOUNT
                                  ----------------------------------------------   ---------------------------------------------
                                      2000            1999             1998            2000           1999             1998
                                  -------------  ---------------  ---------------  -------------  -------------  ------------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss) .   $     72,846   $      344,711   $       14,015   $    (34,751)  $  2,006,004    $        53,396
 Net realized gains (losses)  .         54,419         (979,002)          (9,919)     1,363,359      1,907,809            191,495
 Net unrealized appreciation
  (depreciation) during
  the period  . . . . . . . . .        (47,196)         325,684         (523,693)    (1,275,014)     3,818,953          1,108,416
                                  ------------   --------------   --------------   ------------   ------------    ---------------
Net increase (decrease) in net
 assets resulting from
 operations . . . . . . . . . .         80,069         (308,607)        (519,597)        53,594      7,732,766          1,353,307
From policyholder transactions:
 Net premiums from policyholders     6,820,059       39,172,672       11,420,833     19,896,505     43,216,216         23,844,756
 Net benefits to policyholders      (3,922,931)     (30,591,417)      (4,363,378)   (13,614,477)   (38,372,463)       (12,275,087)
                                  ------------   --------------   --------------   ------------   ------------    ---------------
Net increase in net assets
 resulting from policyholder
 transactions . . . . . . . . .      2,897,128        8,581,255        7,057,455      6,282,028      4,843,753         11,569,669
                                  ------------   --------------   --------------   ------------   ------------    ---------------
Net increase in net assets  . .      2,977,197        8,272,648        6,537,858      6,335,622     12,576,519         12,922,976
Net assets at beginning of
 period . . . . . . . . . . . .     18,783,397       10,510,748        3,972,890     31,535,050     18,958,530          6,035,554
                                  ------------   --------------   --------------   ------------   ------------    ---------------
Net assets at end of period . .   $ 21,760,594   $   18,783,396   $   10,510,748   $ 37,870,672   $ 31,535,049    $    18,958,530
                                  ============   ==============   ==============   ============   ============    ===============



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       YEARS AND PERIODS ENDED MARCH 31,


                                                   EQUITY INDEX SUBACCOUNT
                                         -------------------------------------------
                                             2000           1999            1998
                                         -------------  --------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income   . . . . . . .   $    315,101   $   5,503,450   $  1,211,729
 Net realized gains (losses) . . . . .      1,407,391       7,681,081        691,270
 Net unrealized appreciation
  (depreciation) during
  the period . . . . . . . . . . . . .      2,436,887       4,678,509      6,098,919
                                         ------------   -------------   ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . .      4,159,379      17,863,040      8,001,918
From policyholder transactions:
 Net premiums from policyholders . . .     30,486,120     225,994,914     60,690,933
 Net benefits to policyholders . . . .    (17,507,140)   (147,909,470)   (31,166,123)
                                         ------------   -------------   ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . . . . . . . . . . . .     12,978,980      78,085,444     29,524,810
                                         ------------   -------------   ------------
Net increase (decrease) in net assets      17,138,359      95,948,484     37,526,728
Net assets at beginning of period  . .    149,913,130      53,964,647     16,437,919
                                         ------------   -------------   ------------
Net assets at end of period  . . . . .   $167,051,489   $  49,913,131   $ 53,964,647
                                         ============   =============   ============
                                                   GLOBAL BOND SUBACCOUNT
                                         ------------------------------------------
                                             2000            1999           1998
                                         --------------  -------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income   . . . . . . .   $      18,113   $    424,767    $   283,651
 Net realized gains (losses) . . . . .        (240,729)      (204,675)        81,659
 Net unrealized appreciation
  (depreciation) during                        363,167
  the period . . . . . . . . . . . . .   -------------       (433,526)        43,608
                                                         ------------    -----------
Net increase (decrease) in net assets          140,551       (213,434)       408,918
 resulting from operations . . . . . .
From policyholder transactions:
 Net premiums from policyholders . . .       2,169,780     11,387,398      9,258,713
 Net benefits to policyholders . . . .      (4,458,286)   (10,615,019)    (3,008,341)
                                         -------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder                (2,288,506)
 transactions. . . . . . . . . . . . .   -------------        772,379      6,250,372
                                                         ------------    -----------
Net increase (decrease) in net assets       (2,147,955)       558,945      6,659,290
Net assets at beginning of period  . .       8,838,517      8,279,571      1,620,281
                                         -------------   ------------    -----------
Net assets at end of period  . . . . .   $   6,690,562   $  8,838,516    $ 8,279,571
                                         =============   ============    ===========




                                                  TURNER CORE GROWTH SUBACCOUNT
                                            ------------------------------------------
                                                2000          1999           1998
                                            -------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . .        (22,143)  $ 1,315,438   $      77,203
 Net realized gains . . . . . . . . . . .        868,800     1,038,462         156,278
 Net unrealized appreciation
  (depreciation) during
  the period  . . . . . . . . . . . . . .      1,770,438     1,626,646         562,620
                                            ------------   -----------   -------------
Net increase (decrease) in net assets
 resulting from operations  . . . . . . .      2,617,095     3,980,546         796,101
From policyholder transactions:
 Net premiums from policyholders  . . . .      7,163,231    23,098,524       4,779,974
 Net benefits to policyholders  . . . . .     (6,042,692)   (9,308,254)     (1,690,860)
                                            ------------   -----------   -------------
Net increase in net assets resulting from
 policyholder transactions  . . . . . . .      1,120,539    13,790,270       3,089,114
                                            ------------   -----------   -------------
Net increase in net assets  . . . . . . .      3,737,634    17,770,816       3,885,215
Net assets at beginning of period . . . .     22,671,006     4,900,189       1,014,974
                                            ------------   -----------   -------------
Net assets at end of period . . . . . . .   $ 26,408,640   $22,671,005   $   4,900,189
                                            ============   ===========   =============
                                            BRANDES INTERNATIONAL EQUITY SUBACCOUNT
                                            ----------------------------------------
                                                2000          1999           1998
                                            -------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . .        (14,102)  $   515,681    $   343,646
 Net realized gains . . . . . . . . . . .         52,962       507,727         89,337
 Net unrealized appreciation
  (depreciation) during                         (506,321)
  the period  . . . . . . . . . . . . . .   ------------     3,486,097         91,915
                                                           -----------    -----------
Net increase (decrease) in net assets           (467,461)    4,509,505        524,898
 resulting from operations  . . . . . . .
From policyholder transactions:
 Net premiums from policyholders  . . . .      5,406,790    12,134,533      5,520,633
 Net benefits to policyholders  . . . . .     (1,736,210)   (5,569,496)    (2,041,375)
                                            ------------   -----------    -----------
Net increase in net assets resulting from
 policyholder transactions  . . . . . . .      3,670,580     6,565,037      3,479,258
                                            ------------   -----------    -----------
Net increase in net assets  . . . . . . .      3,203,119    11,074,542      4,004,156
Net assets at beginning of period . . . .     17,415,297     6,340,754      2,336,598
                                            ------------   -----------    -----------
Net assets at end of period . . . . . . .   $ 20,618,416   $17,415,296    $ 6,340,754
                                            ============   ===========    ===========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       YEARS AND PERIODS ENDED MARCH 31,


                                             FRONTIER CAPITAL APPRECIATION SUBACCOUNT        ENHANCED U.S. EQUITY SUBACCOUNT
                                            ------------------------------------------   ---------------------------------------
                                                2000            1999          1998          2000          1999           1998
                                            --------------  -------------  ------------  ------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . .   $     (17,350)  $    449,994   $     9,897   $    (5,830)  $   518,137    $    68,233
 Net realized gains (losses)  . . . . . .         466,929        624,068      (445,752)       55,792       264,436         87,723
 Net unrealized appreciation during
  the period  . . . . . . . . . . . . . .       2,840,905      3,431,408       432,064        31,920       151,562         89,677
                                            -------------   ------------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations  . . . . . . .       3,290,484      4,505,470        (3,791)       81,882       934,135        245,633
From policyholder transactions:
 Net premiums from policyholders  . . . .       8,319,565     25,135,447    13,982,031     3,512,323     6,480,741      3,031,309
 Net benefits to policyholders  . . . . .      (3,328,234)   (22,331,613)   (9,695,520)   (2,694,336)   (3,151,279)    (1,299,530)
                                            -------------   ------------   -----------   -----------   -----------    -----------
Net increase in net assets resulting from
 policyholder transactions  . . . . . . .       4,991,331      2,803,834     4,286,511       817,987     3,329,462      1,731,779
                                            -------------   ------------   -----------   -----------   -----------    -----------
Net increase in net assets  . . . . . . .       8,281,815      7,309,304     4,282,720       899,869     4,263,597      1,977,412
Net assets at beginning of period . . . .      16,985,022      9,675,718     5,392,998     6,738,214     2,474,617        497,205
                                            -------------   ------------   -----------   -----------   -----------    -----------
Net assets at end of period . . . . . . .   $  25,266,837   $ 16,985,022   $ 9,675,718   $ 7,638,083   $ 6,738,214    $ 2,474,617
                                            =============   ============   ===========   ===========   ===========    ===========




                                                                                                  GLOBAL EQUITY
                                     EMERGING MARKETS EQUITY SUBACCOUNT                            SUBACCOUNT
                              ------------------------------------------------   -----------------------------------------------
                                   2000            1999             1998*            2000            1999              1998*
                              ---------------  --------------  ----------------  --------------  --------------  ------------------
Increase (decrease) in net
 assets from operations:
 Net investment income
  (loss). . . . . . . . . .   $       (6,661)  $     132,259   $           135   $      (1,101)  $       4,204    $           152
 Net realized gains (losses)         841,365         663,998           (45,975)         27,715          82,873            (21,835)
 Net unrealized appreciation
  (depreciation) during the
  period. . . . . . . . . .         (423,198)        432,248             2,289           2,640          47,295              4,812
                              --------------   -------------   ---------------   -------------   -------------    ---------------
Net increase (decrease) in
 net assets resulting from
 operations . . . . . . . .          411,506       1,228,505           (43,551)         29,254         134,372            (16,871)
From policyholder
 transactions:
 Net premiums from
  policyholders . . . . . .       18,848,748      18,579,194         2,434,226       1,111,909       3,151,983          2,372,034
 Net benefits to
  policyholders . . . . . .      (16,434,122)    (16,271,324)       (2,203,670)       (522,788)     (2,613,505)        (2,191,135)
                              --------------   -------------   ---------------   -------------   -------------    ---------------
Net increase in net assets
 resulting from policyholder
 transactions . . . . . . .        2,414,626       2,307,870           230,556         589,121         538,478            180,899
                              --------------   -------------   ---------------   -------------   -------------    ---------------
Net increase in net assets         2,826,132       3,536,375           187,005         618,375         672,850            164,028
Net assets at beginning of
 period . . . . . . . . . .        3,724,873         187,005                 0         836,879         164,028                  0
                              --------------   -------------   ---------------   -------------   -------------    ---------------
Net assets at end of period   $    6,551,005   $   3,723,380   $       187,005   $   1,455,254   $     836,878    $       164,028
                              ==============   =============   ===============   =============   =============    ===============




---------
*From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       YEARS AND PERIODS ENDED MARCH 31,


                                                               BOND INDEX
                                                               SUBACCOUNT                     SMALL/MID CAP CORE SUBACCOUNT
                                                  -------------------------------------   --------------------------------------
                                                     2000         1999         1998*         2000          1999          1998*
                                                  -----------  ------------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . . . .   $   92,333   $   130,136   $   22,905   $    (1,098)  $    52,711    $     (535)
 Net realized gains (losses)  . . . . . . . . .       (5,117)     (104,174)       1,002       106,765        65,733       (25,196)
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .       48,121       (78,192)     (10,217)      (19,659)      (10,735)       18,718
                                                  ----------   -----------   ----------   -----------   -----------    ----------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .      135,337       (52,230)      13,690        86,008       107,709        (7,013)
From policyholder transactions:
 Net premiums from policyholders  . . . . . . .    1,414,394     6,471,518    1,176,234     6,028,335     5,817,483     1,089,030
 Net benefits to policyholders  . . . . . . . .     (901,805)   (2,358,694)    (124,467)   (5,789,766)   (5,611,532)     (778,864)
                                                  ----------   -----------   ----------   -----------   -----------    ----------
Net increase in net assets resulting from
 policyholder transactions  . . . . . . . . . .      512,589     4,112,824    1,051,767       238,569       205,951       310,166
                                                  ----------   -----------   ----------   -----------   -----------    ----------
Net increase in net assets  . . . . . . . . . .      647,926     4,060,594    1,065,457       324,577       313,660       303,153
Net assets at beginning of period . . . . . . .    5,126,051     1,065,457            0       616,813       303,153             0
                                                  ----------   -----------   ----------   -----------   -----------    ----------
Net assets at end of period . . . . . . . . . .   $5,773,977   $ 5,126,051   $1,065,457   $   941,390   $   616,813    $  303,153
                                                  ==========   ===========   ==========   ===========   ===========    ==========




                                                HIGH YIELD BOND
                                                   SUBACCOUNT
                                    ----------------------------------------
                                       2000           1999           1998*
                                    ------------  -------------  --------------
Increase (decrease) in net assets
 from operations:
 Net investment income  . . . . .   $    81,942   $    340,435    $    86,759
 Net realized gains (losses)  . .       (16,585)        42,365         64,824
 Net unrealized appreciation
  (depreciation) during the period     (189,115)      (139,659)       149,416
                                    -----------   ------------    -----------
Net increase (decrease) in net
 assets resulting from operations      (123,758)       243,141        300,999
From policyholder transactions:
 Net premiums from policyholders      1,581,720     19,870,990      6,683,673
 Net benefits to policyholders  .    (2,251,407)   (20,368,501)    (2,457,088)
                                    -----------   ------------    -----------
Net increase (decrease) in net
 assets resulting from
 policyholder transactions  . . .      (669,687)      (497,511)     4,226,585
                                    -----------   ------------    -----------
Net increase (decrease) in net
 assets . . . . . . . . . . . . .      (793,445)      (254,370)     4,527,584
Net assets at beginning of period     4,273,214      4,527,584              0
                                    -----------   ------------    -----------
Net assets at end of period . . .   $ 3,479,769   $  4,273,214    $ 4,527,584
                                    ===========   ============    ===========




---------
*From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 MARCH 31, 2000

1. ORGANIZATION

  John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The twenty-seven Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equity Index, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Global Bond (formerly, Strategic
Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Enhanced U.S. Equity, Emerging Markets Equity, Global Equity, Bond Index, Small/Mid Cap CORE and High Yield Bond Portfolios. Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

 Expenses

  JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

  JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

 Policy Loans

  Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At March 31, 2000, there were no outstanding policy loans.

3. TRANSACTION WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at March 31, 2000 were as follows:


       PORTFOLIO          SHARES OWNED      COST          VALUE
       ---------          ------------  ------------  --------------
Large Cap Growth  . . .     4,725,708   $129,759,928   $138,569,677
Sovereign Bond  . . . .     3,720,404     54,957,680     34,270,887
International Equity
 Index  . . . . . . . .     1,828,860     42,194,387     35,888,903
Small Cap Growth  . . .     1,783,544     44,638,874     39,276,067
International Balanced        411,770      5,792,382      4,263,961
Mid Cap Growth  . . . .     2,559,283     61,055,048     76,842,451
Large Cap Value . . . .     2,322,131     36,125,073     30,338,048
Money Market  . . . . .     6,966,470    137,421,592     69,694,685
Mid Cap Value . . . . .     1,556,021     25,731,991     21,554,270
Small/Mid Cap Growth  .       639,205     13,859,500      9,607,175
Real Estate Equity  . .       878,277     15,150,096     10,282,503
Growth & Income . . . .    10,470,973    216,940,978    212,951,293
Managed . . . . . . . .     8,209,595    135,063,985    128,379,047
Short-Term Bond . . . .     1,472,374     22,331,767     14,330,591
Small Cap Value . . . .     2,002,962     25,350,551     21,760,594
International
 Opportunities  . . . .     2,498,318     47,315,632     37,870,672
Equity Index  . . . . .     8,004,018    158,931,331    167,051,489
Global Bond . . . . . .       668,397     14,205,761      6,690,562
Turner Core Growth  . .     1,042,593     29,103,994     26,408,640
Brandes International
 Equity . . . . . . . .     1,374,582     17,355,048     20,618,416
Frontier Capital
 Appreciation . . . . .       999,103     21,184,263     25,266,837
Enhanced U.S. Equity  .       362,858      8,235,003      7,638,083
Emerging Markets
 Equity . . . . . . . .       498,382     18,281,972      6,551,005
Global Equity . . . . .       115,407      2,131,686      1,455,254
Bond Index  . . . . . .       611,908      6,074,464      5,773,977
Small/Mid Cap CORE  . .        89,127      2,920,766        941,390
High Yield Bond . . . .       405,962      6,265,268      3,479,769

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

  Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Fund and of M Fund during 1999 were as follows:


             PORTFOLIO                 PURCHASES        SALES
             ---------                ------------  --------------
Large Cap Growth  . . . . . . . . .   $ 62,265,535   $ 14,711,539
Sovereign Bond  . . . . . . . . . .     38,288,617     29,280,010
International Equity Index  . . . .     32,519,440     17,541,313
Small Cap Growth  . . . . . . . . .     27,757,302     12,281,978
International Balanced  . . . . . .      3,415,587      1,768,784
Mid Cap Growth  . . . . . . . . . .     45,338,211     14,783,738
Large Cap Value . . . . . . . . . .     22,257,609     10,304,554
Money Market  . . . . . . . . . . .    304,141,849    329,646,739
Mid Cap Value . . . . . . . . . . .     15,413,952     12,927,617
Small/Mid Cap Growth  . . . . . . .      8,759,614      5,337,363
Real Estate Equity  . . . . . . . .     13,375,520      8,254,469
Growth & Income . . . . . . . . . .    144,949,345     32,223,136
Managed . . . . . . . . . . . . . .    111,633,323     21,803,394
Short-Term Bond . . . . . . . . . .     17,352,671     24,342,768
Small Cap Value . . . . . . . . . .     16,062,747      7,136,780
International Opportunities . . . .     24,767,973     17,918,215
Equity Index  . . . . . . . . . . .    124,086,502     40,497,607
Global Bond . . . . . . . . . . . .     10,322,531      9,125,384
Turner Core Growth  . . . . . . . .     20,980,047      5,874,338
Brandes International Equity  . . .     10,664,333      3,583,615
Frontier Capital Appreciation . . .     13,387,462     10,133,633
Enhanced U.S. Equity  . . . . . . .      5,925,334      2,077,734
Emerging Markets Equity . . . . . .      9,682,573      7,242,444
Global Equity . . . . . . . . . . .      2,167,637      1,624,954
Bond Index  . . . . . . . . . . . .      5,900,997      1,658,038
Small/Mid Cap CORE  . . . . . . . .      3,312,578      3,053,916
High Yield Bond . . . . . . . . . .     11,898,171     12,055,248

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5. NET ASSETS

  Accumulation shares attributable to net assets of policyholders and accumulation share values for each portfolio at March 31, 2000 were as follows:


                                      VEP CLASS #1                VEP CLASS #2               VEP CLASS #3
                               --------------------------  --------------------------  --------------------------
                               ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION   ACCUMULATION
PORTFOLIO                         SHARES     SHARE VALUES     SHARES     SHARE VALUES     SHARES      SHARE VALUES
---------                      ------------  ------------  ------------  ------------  ------------  --------------
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 501,219        36.64         452,200       36.75        211,942         36.87
Sovereign Bond                   225,529        14.01         160,910       14.05         34,047         14.10
International Equity Index       241,826        17.49         177,419       17.55          5,314         17.60
Small Cap Growth                 187,881        24.93         186,116       24.98         34,022         25.03
International Balanced            18,384        12.87          25,851       12.90         15,065         12.93
Mid Cap Growth                   244,467        36.47         184,426       36.54         60,720         36.61
Large Cap Value                  195,113        15.68         139,786       15.71         24,929         15.74
Money Market                     587,473        13.25       1,124,720       13.29        419,434         13.33
Mid Cap Value                    120,750        15.21          49,381       15.24          3,276         15.27
Small/Mid Cap Growth              88,999        21.14          89,441       21.20              0         21.26
Real Estate Equity                95,604        14.85          55,305       14.89         19,250         14.94
Growth & Income                  996,212        31.41         591,014       31.51        179,428         31.60
Managed                          550,878        21.22         284,687       21.29         39,917         21.35
Short-Term Bond                   84,327        13.10          94,761       13.14          9,722         13.18
Small Cap Value                  117,863        12.27          89,562       12.29         22,744         12.32
International Opportunities      140,734        16.48         191,629       16.51          6,658         16.54
Equity Index                     546,625        23.54         605,346       23.58        211,658         23.63
Global Bond                       55,879        12.37          48,921       12.39         18,599         12.41
Turner Core Growth                31,801        31.21          15,389       31.28              0         31.34
Brandes International Equity      22,721        16.32          33,499       16.35              0         16.39
Frontier Capital Appreciation     26,137        27.20          13,250       27.26              0         27.31
Enhanced U.S. Equity               4,387        17.51               0       17.54              0         17.56
Emerging Markets Equity           61,060        13.69         160,303       13.70         13,962         13.71
Global Equity                     27,243        12.68          27,262       12.69          2,252         12.70
Bond Index                       100,226        10.59          99,922       10.60         63,929         10.60
Small/Mid Cap CORE                18,057        11.56          12,509       11.57          4,270         11.58
High Yield Bond                   45,997         9.76          41,613        9.77          2,141          9.78

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                    V COLI  CLASS #4            V COLI  CLASS #5            V COLI  CLASS #6
                               --------------------------  --------------------------  --------------------------
                               ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION   ACCUMULATION
PORTFOLIO                         SHARES     SHARE VALUES     SHARES     SHARE VALUES     SHARES      SHARE VALUES
---------                      ------------  ------------  ------------  ------------  ------------  --------------
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 624,782        36.96        302,096        37.00        273,725         37.04
Sovereign Bond                    14,891        14.89        610,911        14.91        449,306         14.92
International Equity Index        39,735        16.23        160,610        16.25        232,734         16.27
Small Cap Growth                  66,214        25.38         39,775        25.39         46,461         25.42
International Balanced            40,176        13.10         10,196        13.11         54,443         13.12
Mid Cap Growth                   151,297        37.12        135,265        37.15         63,453         37.17
Large Cap Value                  168,223        15.96        160,487        15.97        419,835         15.98
Money Market                     173,689        13.19        290,988        13.20        159,826         13.22
Mid Cap Value                     81,017        15.48         17,842        15.49        240,521         15.50
Small/Mid Cap Growth              25,267        21.17            378        21.19         29,661         21.21
Real Estate Equity                57,478        15.40          5,284        15.42        199,999         15.43
Growth & Income                  581,341        31.39        528,494        31.42         25,701         31.45
Managed                          144,003        22.01        118,971        22.04        128,144         22.06
Short-Term Bond                  185,563        13.36        424,715        13.38              0             0
Small Cap Value                   32,369        12.49         50,061        12.50        278,886         12.50
International Opportunities      219,385        16.77        180,790        16.78        104,577         16.79
Equity Index                     336,797        23.96         64,760        23.98        558,737         23.99
Global Bond                       49,441        12.59          5,046        12.60              0         12.61
Turner Core Growth                 9,891        31.81         20,258        31.83              0         31.86
Brandes International Equity     107,998        16.63        108,224        16.65         39,650         16.66
Frontier Capital Appreciation     90,714        27.72         67,224        27.74              0         27.77
Enhanced U.S. Equity              18,732        17.74          6,871        17.74              0         17.67
Emerging Markets Equity                0        13.81         39,505        13.81              0         13.81
Global Equity                          0        12.80              0        12.80              0         12.80
Bond Index                         2,500        10.68         19,774        10.68              0         10.68
Small/Mid Cap CORE                     0        11.67              0        11.67              0         11.67
High Yield Bond                    1,565         9.98              0         0.98          8,654          9.85

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                              MEDALLION EXECUTIVE VLI CLASS #7         MVEP CLASS #8               MVUL CLASS #9
                             ---------------------------------   --------------------------  --------------------------
                               ACCUMULATION      ACCUMULATION    ACCUMULATION  ACCUMULATION  ACCUMULATION   ACCUMULATION
PORTFOLIO                         SHARES         SHARE VALUES       SHARES     SHARE VALUES     SHARES      SHARE VALUES
---------                    ----------------  ----------------  ------------  ------------  ------------  --------------
-------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                  112,264           85.40           799,241       26.61        346,876         23.70
Sovereign Bond                     56,595           24.06           302,433       12.64        338,834         11.90
International Equity Index        146,837           27.50           777,766       15.04        220,189         15.52
Small Cap Growth                  181,468           24.96           309,201       25.20        209,297         28.33
International Balanced             58,124           12.89            42,203       13.01         36,194         12.47
Mid Cap Growth                    181,012           36.51           411,691       36.87        120,647         40.88
Large Cap Value                   340,696           15.69           144,765       15.85        120,405         13.55
Money Market                      351,729           18.33           681,051       12.10        410,096         11.58
Mid Cap Value                     484,280           15.22           236,146       15.38         58,151         12.99
Small/Mid Cap Growth                5,968           21.17           263,530       13.51         34,027         13.75
Real Estate Equity                 42,675           22.83           146,961       12.66         42,185          9.75
Growth & Income                   833,145           69.25         1,328,327       22.26        456,665         19.45
Managed                         2,310,154           40.30           226,876       17.09        120,259         15.63
Short-Term Bond                    90,405           13.12            44,158       12.06         95,975         11.56
Small Cap Value                   619,523           12.28           321,868       12.40         92,320         11.77
International Opportunities       631,815           16.50           248,891       16.65        454,435         15.94
Equity Index                      602,588           23.56         1,254,544       23.79        666,253         20.30
Global Bond                       167,161           12.38            61,755       12.50         64,901         11.80
Turner Core Growth                      0           29.04           211,545       28.32         69,350         27.22
Brandes International
 Equity                                 0           16.55           542,598       15.97         59,761         17.06
Frontier Capital
 Appreciation                           0           25.24           453,530       23.01         87,539         22.27
Enhanced U.S. Equity                    0           13.28           149,272       17.65        163,219         17.65
Emerging Markets Equity            43,842           13.69            79,087       13.76         40,699         13.76
Global Equity                      25,141           12.69            24,262       12.75            852         12.75
Bond Index                         27,803           10.59            19,951       10.64            180         10.64
Small/Mid Cap CORE                    174           11.57            18,128       11.62            706         11.62
High Yield Bond                    21,279            9.76            86,249        9.81         83,050          9.81

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                   MVUL 98 CLASS #10           MVEP 98 CLASS #11           MEVL II CLASS #12
                               --------------------------  --------------------------  --------------------------
                               ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION   ACCUMULATION
PORTFOLIO                         SHARES     SHARE VALUES     SHARES     SHARE VALUES     SHARES      SHARE VALUES
---------                      ------------  ------------  ------------  ------------  ------------  --------------
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                  257,292       23.70        225,326        26.61         4,496          87.48
Sovereign Bond                    132,915       11.90        121,516        12.64             0          28.75
International Equity Index         50,283       15.52         94,430        15.04         1,229          29.08
Small Cap Growth                  178,252       28.33         75,478        25.20             0          25.55
International Balanced             24,342       12.47          5,498        13.01             0          13.19
Mid Cap Growth                    325,412       40.88        155,427        36.87         4,597          37.36
Large Cap Value                    82,162       13.55        148,074        15.85             0          16.07
Money Market                      913,953       11.58        249,610        12.10             0          13.26
Mid Cap Value                      70,658       12.99         63,590        15.38             0          15.59
Small/Mid Cap Growth               15,647       13.75         21,186        13.51             0              0
Real Estate Equity                 15,207        9.84         23,604        12.66             0          23.94
Growth & Income                 1,057,563       19.45        214,058        22.26         2,544          82.96
Managed                            82,529       15.63         51,746        17.09         2,049          47.71
Short-Term Bond                    34,938       11.56         32,271        12.06         5,208          13.60
Small Cap Value                    33,605       11.77        107,429        12.40             0          12.57
International Opportunities        55,230       15.94         65,769        16.65             0          16.88
Equity Index                    2,032,606       20.30        537,822        23.79         9,694          24.12
Global Bond                        42,596       11.80         29,112        12.50             0          12.67
Turner Core Growth                345,860       27.22        235,445        28.32             0          32.04
Brandes International Equity      123,322       17.06        228,923        15.97             0          16.75
Frontier Capital Appreciation     240,310       22.27         91,600        23.01             0          26.83
Enhanced U.S. Equity               51,190       17.65         38,188        17.65             0          17.82
Emerging Markets Equity            24,399       13.76         14,489        13.76             0          13.85
Global Equity                       5,262       12.75          2,275        12.75             0          12.83
Bond Index                        140,959       10.64         68,555        10.64             0          10.71
Small/Mid Cap CORE                 12,671       11.62         14,654        11.62             0          11.70
High Yield Bond                    18,929        9.81         45,739         9.81             0           9.88

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                     VEP CLASS #13
                               --------------------------
                               ACCUMULATION   ACCUMULATION
PORTFOLIO                         SHARES      SHARE VALUES
---------                      ------------  --------------
Large Cap Growth                    502          87.48
Sovereign Bond                        0          28.75
International Equity Index          879          29.08
Small Cap Growth                    588          25.55
International Balanced                0          13.19
Mid Cap Growth                      877          37.36
Large Cap Value                      13          16.07
Money Market                      7,184          13.26
Mid Cap Value                         0          15.59
Small/Mid Cap Growth                  0          21.94
Real Estate Equity                    0          23.94
Growth & Income                     307          82.96
Managed                             372          47.71
Short-Term Bond                       0          13.60
Small Cap Value                       0          12.57
International Opportunities       1,226          16.88
Equity Index                      1,481          24.12
Global Bond                           0          12.67
Turner Core Growth                    0          32.04
Brandes International Equity          0          16.75
Frontier Capital Appreciation         0          26.83
Enhanced U.S. Equity                  0          17.82
Emerging Markets Equity             717          13.85
Global Equity                         0          12.83
Bond Index                            0          10.71
Small/Mid Cap CORE                    0          11.70
High Yield Bond                       0           9.88

SUPPLEMENT DATED JUNE 30, 2000
TO
PROSPECTUS DATED MAY 1, 2000

The prospectus for the John Hancock Variable Series Trust I is hereby amended as follows:

 . The American Leaders Large Cap Value Fund and the Core Bond Fund are added to the John Hancock Variable Series Trust I and the Goal and Strategy, Subadviser, Past Performance, Main Risks and Financial Highlights of each Fund, as set forth on pages 38 through 41 of this Supplement, are added to the prospectus.

 . The pages of the prospectus that describe the Goal and Strategy, Subadviser, Past Performance, Main Risks and Financial Highlights of the Real Estate Equity Fund are deleted and replaced by the material on pages 42 and 43 of this Supplement. The material on pages 42 and 43 of this Sup-plement describe a new "multi-manager" approach for the Real Estate Equity Fund.

 . The Section of the prospectus entitled "Funds' Expenses," which states that the advisory fee paid by the Real Estate Equity Fund to the adviser last year was 0.60% of net assets, is amended by adding the following language:

   "The American Leaders Large Cap Value Fund and the Core Bond Fund were not in operation last year. Those funds pay fees to the advisor (as a percent-age of net assets) as follows:

   . American Leaders Large Cap Value: 0.80% of first $50 million; 0.65% of next $200 million; 0.60% of next $250 million; 0.55% above $500 million.

   . Core Bond: 0.70% of first $25 million; 0.65% of next $25 million; 0.60% of next $100 million; 0.55% above $150 million."

 . The second paragraph of the Section of the prospectus entitled "Dividends and Taxes" is amended to read as follows:

   "Each fund declares and pays dividends monthly, except that the Small/Mid Cap Growth Fund does so annually and the Money Market Fund does so daily."

The American Leaders Large Cap Value Fund and the Core Bond Fund are subject to all provisions of the prospectus that are applicable to all funds of the John Hancock Variable Series Trust I, including the following provisions:

 RISKS OF FUNDS

 These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclo-sure carefully before investing.

 MANAGEMENT

 John Hancock is the investment advisor of each fund. John Hancock is a Massa-chusetts stock life insurance company. On February 1, 2000, John Hancock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company that was chartered in 1862. At the end of 1999, John Hancock managed approxi-mately $127 billion, of which John Hancock owned over $71 billion. Most of the funds have subadvisers.

American Leaders Large Cap Value Fund

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term growth in capital and dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager selects stocks using a combination of quantitative screening tools and fundamental equity research.

The manager employs quantitative screening tools to identify companies that are:

 . leading their industries in terms of sales earnings and/or market capitaliza-tion;

 . exhibiting low price-to-earnings ratios relative to historical levels; . trading at reasonable prices relative to growth expectations;

 . generating strong cash flow relative to stock price; and

 . not experiencing negative earnings revision trends or poor stock price momen-tum.

The manager employs fundamental equity research to confirm the screening proc-ess and to examine the company's:

 . financial health;

 . business and product strength;

 . competitive position; and

 . management strength.

The Fund's sector weightings are broadly diversified and managed relative to the broad large-cap equity market.
The Fund normally invests in 70 to 120 stocks, with at least 65% (usually high-er) of its assets in U.S. large cap companies. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

SUBADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222

Owned by Federated Investors, Inc.
Managing since 1955
Managed approximately $125 billion in assets at the end of 1999

FUND MANAGERS
Michael P. Donnelly, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1989
Began career in 1985

Kevin R. McCloskey, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1999
Portfolio Manager at Killian Asset Management
Corp. (1994-1999)
Began career in 1994

PAST PERFORMANCE

This is a new Fund. It was not in operation prior to the date of this prospectus.
--------------------------------------------------------------------------------

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific investment cate-gory may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--This is a new Fund. It was not in operation prior to the date of this prospectus.

Core Bond Fund
GOAL AND STRATEGY

This ia a bond fund that seeks income and growth in capital.

This is considered an "intermediate" bond fund in that it maintains an average bond maturity which is typically between four and ten years.

The Fund primarily invests in a diversified mix of debt securities, including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar denominated);

 . corporate bonds, both U.S. and foreign (if dollar denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities;

 . no more than 15% of its assets in high yield bonds; and

 . no more than 25% of its assets in U.S. dollar denominated foreign securi-ties, excluding Canadian securities.

The manager makes ongoing decisions regarding the Fund's average maturity, sector exposures and yield curve exposures. The manager uses proprietary research and economic analysis to try to anticipate interest rate movements and to identify sectors and specific bonds that are undervalued. The manager examines a variety of factors, including macroeconomic analysis and corporate earnings analyses, to determine which business sectors and credit ratings are most advantageous for investment. The manager evaluates bonds of all quality levels and maturities from many different sectors and issuers. The Fund nor-mally has an average credit quality rating of "A" or higher.

The manager actively manages the Fund's interest rate sensitivity by adjusting the Fund's average bond maturity. The Fund's average bond maturity may there-fore differ from that of the overall bond market (as represented by such indi-ces as the Lehman Brothers Aggregate Bond Index). The Fund normally invests at least 65% (usually higher) of its assets in bonds. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The manager may use derivatives (investments whose value is based on indices or other securities) such as futures to manage the Fund's average maturity and interest rate volatility.

The Fund may purchase other types of securities, for example: foreign bonds of developed markets denominated in foreign currencies, and emerging market debt securities.

In abnormal market conditions, the Fund may take temporary defensive mea-sures--such as holding unusually large amounts of cash and cash equivalents-- that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
-------------------------------------------------------------------------------

SUBADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222

Owned by Federated Investors, Inc.
Managing since 1955
Managed approximately $125 billion in assets at the end of 1999

FUND MANAGERS

Joseph M. Balestrino, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1986
Began career in 1986

Donald T. Ellenberger, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1996
Portfolio Manager/Trader at Mellon Bank N.A. (1986-1996)
Began career in 1984

Mark E. Durbiano, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1982
Began career in 1982

PAST PERFORMANCE

This is a new Fund. It was not in operation prior to the date of this prospec-tus.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a sig-nificantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct fixed income investments. Also, in a down mar-ket, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--This is a new Fund. It was not in operation prior to the date of this prospectus.

Real Estate Equity Fund
GOAL AND STRATEGY

This is a real estate stock fund that seeks above-average income and long-term growth in capital.

The Fund invests primarily in:

 . equity securities of real estate investment trusts (REITs) that own commer-cial and multi-family residential real estate; and

 . equity securities of real estate operating companies (i.e., companies with at least 75% of revenue, income or fair asset value derived from real estate).

The Fund employs two subadvisers, each of which independently selects and con-structs a portfolio for its portion of the Fund. Each sub-adviser employs its own investment approach to identify securities considered attractive and to construct and manage its portion of the Fund. On or about June 30, 2000, the assets of the Fund were evenly divided between the subadvisers. All subsequent investments in and redemptions from the Fund will be evenly divided between the subadvisers.

Independence Investment Associates, Inc. ("IIA") selects real estate stocks using a combination of proprietary, equity research and quantitative tools. Real estate stocks are purchased that are undervalued relative to the stock's history and the market and have improving earnings growth prospects.

IIA employs risk control techniques to maintain risk, style and industry char-acteristics similar to the public equity real estate market. IIA will normally invest in 40 to 60 securities in its portion of the Fund.

Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") selects real estate stocks using a combination of:

 . top-down, market overview to identify undervalued property sectors and geo-graphic regions; and

 . proprietary, fundamental equity research to select companies that are attrac-tively priced relative to the value of their underlying real estate assets.

MSDW seeks to maintain broad exposure to key property sectors (i.e., apart-ments, retail and office/industrial). MSDW will normally invest in 30 to 50 securities in its portion of the Fund.

Each portion of the Fund normally has at least 65% (usually higher) of its assets invested in real estate equity securities and 5% or less of its assets in cash and cash equivalents.

Each portion of the Fund also may purchase other types of securities, for exam-ple: American Depository Receipts (ADRs), convertible securities, and equity securities of non-real estate businesses whose real estate holdings are signif-icant in relation to their market capitalization.

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999
Fund Managers

John F. DeSantis
-----------------
Executive Vice President of subadviser
Managed fund since 1999
Joined subadviser in 1982

Thomas D. Spicer
-----------------
Vice President of subadviser
Managed fund since 1999
Joined team in 1996
Joined subadviser in 1991

SUBADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Managing since 1975
Managed approximately $184 billion in assets at the end of 1999
Fund Managers

Theodore R. Bigman
-----------------
Managing Director, Global Real Estate, of subadviser
Joined subadviser in 1995

Douglas A. Funke
-----------------
Vice President of subadviser
Joined subadviser in 1995
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                             1990       -21%
                             1991     33.50%
                             1992     16.00%
                             1993     17.29%
                             1994      2.86%
                             1995     12.31%
                             1996     33.07%
                             1997     17.22%
                             1998    -16.71%
                             1999     -1.69%

Best quarter: up 25.82%, first quarter 1991 Worst quarter: down 17.37%, third quarter 1990

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        -1.69% -3.19%
5 years        7.48%  8.30%
10 years       7.73%  4.11%
Life of fund   7.71%  4.52%

Index: Wilshire Real Estate Securities Index

MAIN RISKS

Primary

Real Estate Securities Risk: Real estate investment trusts (REITs) or other real estate-related equity securities may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs may be affected by the quality of any credit extended. Other potential risks include the possi-bility of a REIT failing to qualify for tax-free pass-through of income under the Internal Revenue Code or failing to maintain exemption under the Investment Company Act of 1940.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up an down in value more than bonds. Because the Fund's investments are concentrated in the real estate sector, the Fund's performance could be worse than the over-all market.

Manager Risk: The managers and their respective strategies may fail to produce the intended results. The Fund could underperform its peers or lose money if the managers' investment strategies do not perform as expected.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Interest Rate Risk: The Fund is subject to interest rate risk, which is the possibility that changes in interest rates could hurt REIT performance. In gen-eral, during periods of high interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and dif-ficult to obtain.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

None

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated):
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:           1995     1996     1997     1998      1999
Net asset value, beginning of
 period                           $11.16  $ 11.70  $ 14.64  $ 15.91   $ 12.46
Income from investment
 operations:
 Net investment income (loss)       0.77     0.76     0.77     0.77      0.78
 Net realized and unrealized
  gain (loss) on investments*       0.54     2.97     1.68    (3.38)    (0.99)
 Total from investment
  operations                        1.31     3.73     2.45    (2.61)    (0.21)
Less distributions:
 Distributions from net
  investment income and capital
  paid in                          (0.77)   (0.76)   (0.77)   (0.70)    (0.78)
 Distributions from net realized
  gain on investments sold         (0.00)   (0.03)   (0.41)   (0.14)      --
 Distributions in excess of
  income, capital paid in &
  gains                              --       --       --       --        --
 Total distributions              $(0.77) $ (0.79) $ (1.18) $ (0.84)    (0.78)
Net asset value, end of period    $11.70   $14.64  $ 15.91  $ 12.46   $ 11.47
Total investment return            12.31%   33.07%   17.22%  (16.71)%   (1.69)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                      $9,301  $10,325  $12,830  $12,263   $11,000
Ratio of expenses to average net
 assets (%)                         0.73%    0.69%    0.69%    0.69 %    0.70%
Ratio of net investment income
 (loss) to average net assets
 (%)                                6.85%    6.14%    5.12%    5.48 %    6.38%
Turnover rate (%)                  19.81%   18.37%   20.04%   22.69 %   12.95%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chase and withdrawals of shares in relation to the fluctuation in market val-ues of the fund.

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                                       44